                                                                        (R LOGO}


WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT R


                                                ANNUAL REPORT
                                                --------------------------------
                                                DECEMBER 31, 2005


                                                Ohio National Variable Account R


(OHIO NATIONAL FINANCIAL SERVICES GRAPHIC)   Ohio National
(R)                                          Financial Services(R)

                    THE OHIO NATIONAL LIFE ASSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2005 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2005 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values will be sent in a future mailing.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman

February 20, 2006

YOU CAN ELIMINATE BULKY MAILINGS AND ENTER FOR A CHANCE TO WIN EXCITING PRIZES

When you elect online delivery of prospectuses, supplements, annual reports and semiannual reports between now and April 30, 2006, you are automatically entered for a chance to win great prizes.* You can elect online delivery when you register your account at www.ohionational.com. In addition, you can view valuable information such as your contract value and unit values, make transfers among your investment options, and more. Please read the enclosed brochure for details.

*Not available to residents of Puerto Rico and New York.

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to (from) fixed and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, and cost of insurance and administrative fee. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------

OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,519,430 Shares (Cost $38,588,524).........................   $ 44,899,167           $ 44,899,167
Money Market Subaccount
575,832 Shares (Cost $5,758,315)............................      5,758,315              5,758,315
Bond Subaccount
372,743 Shares (Cost $3,952,957)............................      4,085,264              4,085,264
Omni Subaccount
542,077 Shares (Cost $8,612,009)............................      7,648,711              7,648,711
International Subaccount
1,278,036 Shares (Cost $15,493,653).........................     13,751,671             13,751,671
Capital Appreciation Subaccount
842,655 Shares (Cost $11,316,569)...........................     14,392,556             14,392,556
Discovery Subaccount
770,283 Shares (Cost $16,368,883)...........................     14,304,152             14,304,152
International Small Company Subaccount
357,291 Shares (Cost $4,887,968)............................      6,742,084              6,742,084
Aggressive Growth Subaccount
520,746 Shares (Cost $4,150,096)............................      3,515,038              3,515,038
Small Cap Growth Subaccount
334,276 Shares (Cost $3,567,013)............................      2,911,548              2,911,548
Mid Cap Opportunity Subaccount
816,235 Shares (Cost $11,723,115)...........................     14,210,645             14,210,645
S&P 500 Index Subaccount
1,920,953 Shares (Cost $24,328,936).........................     24,953,182             24,953,182
Blue Chip Subaccount
133,909 Shares (Cost $1,280,193)............................      1,521,209              1,521,209
High Income Bond Subaccount
243,961 Shares (Cost $1,976,703)............................      2,071,229              2,071,229
Capital Growth Subaccount
129,089 Shares (Cost $2,401,589)............................      2,277,123              2,277,123
Nasdaq-100 Index Subaccount
231,694 Shares (Cost $837,134)..............................        982,382                982,382
Bristol Subaccount
37,072 Shares (Cost $384,327)...............................        417,800                417,800
Bryton Growth Subaccount
33,322 Shares (Cost $305,658)...............................        348,548                348,548

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Large Cap Growth Subaccount
319,257 Shares (Cost $7,868,834)............................      6,659,694              6,659,694

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
Worldwide Growth Subaccount
135,953 Shares (Cost $4,786,084)............................   $  3,801,236           $  3,801,236
Balanced Subaccount
153,216 Shares (Cost $3,641,072)............................      3,943,786              3,943,786

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
65,781 Shares (Cost $1,277,229).............................      1,593,212              1,593,212
Multi Cap Value Subaccount
28,764 Shares (Cost $280,611)...............................        392,921                392,921
Discovery Subaccount
151,222 Shares (Cost $1,877,723)............................      2,168,523              2,168,523

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
170,937 Shares (Cost $1,801,790)............................      2,046,122              2,046,122
Core U.S. Equity Subaccount
38,126 Shares (Cost $425,624)...............................        500,588                500,588
Capital Growth Subaccount
46,582 Shares (Cost $457,052)...............................        497,491                497,491

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
U.S. Real Estate Subaccount
86,985 Shares (Cost $1,491,704).............................      2,007,618              2,007,618

LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
242,487 Shares (Cost $2,760,999)............................      4,561,184              4,561,184
Small Cap Subaccount
278,027 Shares (Cost $3,831,863)............................      4,534,626              4,534,626

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
80,034 Shares (Cost $202,628)...............................        204,086                204,086

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
2:
VIP Mid Cap Subaccount
272,271 Shares (Cost $6,577,042)............................      9,439,649              9,439,649
VIP Contrafund Subaccount
204,993 Shares (Cost $4,845,410)............................      6,291,228              6,291,228
VIP Growth Subaccount
48,748 Shares (Cost $1,475,679).............................      1,622,834              1,622,834
VIP Equity-Income Subaccount
61,174 Shares (Cost $1,440,935).............................      1,539,756              1,539,756

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- SERVICE SHARES:
Large Cap Growth Subaccount
88,369 Shares (Cost $1,735,726).............................   $  1,821,290           $  1,821,290
Worldwide Growth Subaccount
78,005 Shares (Cost $2,087,542).............................      2,165,419              2,165,419
Balanced Subaccount
135,750 Shares (Cost $3,168,982)............................      3,613,653              3,613,653
International Growth Subaccount
30,425 Shares (Cost $851,020)...............................      1,070,037              1,070,037

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
28,693 Shares (Cost $436,931)...............................        456,799                456,799
Mid Cap Value Subaccount
112,483 Shares (Cost $2,590,253)............................      3,131,530              3,131,530

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
8,485 Shares (Cost $114,799)................................        131,099                131,099
Investors Growth Stock Subaccount
26,534 Shares (Cost $230,371)...............................        257,913                257,913
Mid Cap Growth Subaccount
53,075 Shares (Cost $335,544)...............................        382,143                382,143
Total Return Subaccount
209,934 Shares (Cost $4,058,066)............................      4,303,647              4,303,647

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
4,559 Shares (Cost $75,866).................................         93,423                 93,423
Jennison 20/20 Focus Subaccount
25,743 Shares (Cost $336,093)...............................        381,776                381,776

UBS SERIES TRUST:
U.S. Allocation Subaccount
6,355 Shares (Cost $77,178).................................         89,985                 89,985

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
169,788 Shares (Cost $2,144,868)............................      2,154,612              2,154,612
Total Return Subaccount
261,466 Shares (Cost $2,730,684)............................      2,677,411              2,677,411
Global Bond Subaccount
63,760 Shares (Cost $807,745)...............................        759,376                759,376

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
18,458 Shares (Cost $264,775)...............................   $    326,699           $    326,699

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS:
Appreciation Subaccount
5,877 Shares (Cost $197,721)................................        216,978                216,978

ROYCE CAPITAL FUND:
Small-Cap Subaccount
403,865 Shares (Cost $3,403,905)............................      3,905,374              3,905,374
Micro-Cap Subaccount
164,817 Shares (Cost $1,850,022)............................      2,071,756              2,071,756

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
8,183 Shares (Cost $93,747).................................         93,781                 93,781
U.S. Real Estate Subaccount
33,011 Shares (Cost $642,312)...............................        756,617                756,617
                                                               ------------           ------------

TOTALS......................................................   $247,456,496           $247,456,496
                                                               ============           ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                                                                         CAPITAL
                                   EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL   APPRECIATION    DISCOVERY
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                 ----------   ------------   ----------   ----------   -------------   ------------   -----------
                                    2005          2005          2005         2005          2005            2005          2005
                                 ----------   ------------   ----------   ----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.........  $        0    $  161,662    $  147,780   $   94,021    $    6,020      $   74,685    $        0
  Risk & administrative expense
     (note 2)..................    (310,160)      (37,241)      (30,112)     (54,707)      (94,461)       (102,963)     (107,600)
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
       Net investment
          activity.............    (310,160)      124,421       117,668       39,314       (88,441)        (28,278)     (107,600)
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
Reinvested capital gains:......           0             0             0            0             0               0             0
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).........     274,160       (10,848)       58,481     (155,415)     (286,934)        333,160      (362,788)
  Unrealized gain (loss).......   2,292,631             0      (190,913)     731,671     1,455,025         326,550       315,976
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
       Net gain (loss) on
          investments..........   2,566,791       (10,848)     (132,432)     576,256     1,168,091         659,710       (46,812)
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........  $2,256,631    $  113,573    $  (14,764)  $  615,570    $1,079,650      $  631,432    $ (154,412)
                                 ==========    ==========    ==========   ==========    ==========      ==========    ==========

                                                                   OHIO NATIONAL FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL    AGGRESSIVE    SMALL CAP      MID CAP        S&P 500                     HIGH INCOME
                               SMALL CO.        GROWTH        GROWTH     OPPORTUNITY       INDEX        BLUE CHIP        BOND
                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                             -------------   ------------   ----------   -----------   -------------   ------------   -----------
                                 2005            2005          2005         2005           2005            2005          2005
                             -------------   ------------   ----------   -----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.....   $   28,750      $      789    $        0   $        0     $  249,784      $   14,425    $   97,134
  Risk & administrative
     expense (note 2)......      (41,062)        (23,672)      (20,539)    (101,744)      (176,635)         (9,747)      (11,839)
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
       Net investment
          activity.........      (12,312)        (22,883)      (20,539)    (101,744)        73,149           4,678        85,295
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
Reinvested capital
  gains:...................            0               0             0            0              0               0             0
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).....       88,504        (122,916)     (107,936)     207,262        (22,160)         17,128        25,150
  Unrealized gain (loss)...    1,387,291         535,901       292,134    1,087,915        837,360          36,625       (70,540)
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
       Net gain (loss) on
          investments......    1,475,795         412,985       184,198    1,295,177        815,200          53,753       (45,390)
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations.....   $1,463,483      $  390,102    $  163,659   $1,193,433     $  888,349      $   58,431    $   39,905
                              ==========      ==========    ==========   ==========     ==========      ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                OHIO NATIONAL FUND, INC.
                                              -------------------------------------------------------------
                                               CAPITAL                                             BRYTON
                                                GROWTH       NASDAQ-100 INDEX      BRISTOL         GROWTH
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
                                              ----------     ----------------     ----------     ----------
                                                 2005              2005              2005           2005
                                              ----------     ----------------     ----------     ----------
Investment activity:
  Reinvested dividends......................  $        0        $        0        $        0     $       58
  Risk & administrative expense (note 2)....     (15,864)           (6,609)           (2,051)        (2,201)
                                              ----------        ----------        ----------     ----------
       Net investment activity..............     (15,864)           (6,609)           (2,051)        (2,143)
                                              ----------        ----------        ----------     ----------
Reinvested capital gains:...................           0                 0                 0              0
                                              ----------        ----------        ----------     ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)......................     (45,602)           17,571             2,015          2,769
  Unrealized gain (loss)....................     103,388              (990)           28,500         12,652
                                              ----------        ----------        ----------     ----------
       Net gain (loss) on investments.......      57,786            16,581            30,515         15,421
                                              ----------        ----------        ----------     ----------
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $   41,922        $    9,972        $   28,464     $   13,278
                                              ==========        ==========        ==========     ==========

                                               JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                              --------------------------------------------
                                                LARGE CAP        WORLDWIDE
                                                  GROWTH           GROWTH        BALANCED
                                              SUBACCOUNT (A)     SUBACCOUNT     SUBACCOUNT
                                              --------------     ----------     ----------
                                                   2005             2005           2005
                                              --------------     ----------     ----------
Investment activity:
  Reinvested dividends......................    $   21,814       $   52,149     $   86,053
  Risk & administrative expense (note 2)....       (47,828)         (28,459)       (28,245)
                                                ----------       ----------     ----------
       Net investment activity..............       (26,014)          23,690         57,808
                                                ----------       ----------     ----------
Reinvested capital gains:...................             0                0              0
                                                ----------       ----------     ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)......................      (243,533)        (285,629)        29,835
  Unrealized gain (loss)....................       480,910          437,812        179,217
                                                ----------       ----------     ----------
       Net gain (loss) on investments.......       237,377          152,183        209,052
                                                ----------       ----------     ----------
          Net increase (decrease) in
            contract owners' equity from
            operations......................    $  211,363       $  175,873     $  266,860
                                                ==========       ==========     ==========

                                                                                                 STRONG VARIABLE
                                                     WELLS FARGO ADVANTAGE VARIABLE              INSURANCE FUNDS,
                                                          TRUST FUNDS (NOTE 4)                    INC. (NOTE 4)
                                             -----------------------------------------------     ----------------
                                                                MULTI CAP                            MID CAP
                                             OPPORTUNITY          VALUE           DISCOVERY         GROWTH II
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             -----------     ----------------     ----------     ----------------
                                                2005               2005              2005              2005
                                             -----------     ----------------     ----------     ----------------
Investment activity:
  Reinvested dividends.....................  $        0         $    1,279        $        0        $        0
  Risk & administrative expense (note 2)...     (10,894)            (2,503)          (10,634)           (3,825)
                                             ----------         ----------        ----------        ----------
       Net investment activity.............     (10,894)            (1,224)          (10,634)           (3,825)
                                             ----------         ----------        ----------        ----------
Reinvested capital gains:..................           0                  0                 0                 0
                                             ----------         ----------        ----------        ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).....................      50,680              6,319             9,626          (504,934)
  Unrealized gain (loss)...................      62,036             46,383           290,800           391,605
                                             ----------         ----------        ----------        ----------
       Net gain (loss) on investments......     112,716             52,702           300,426          (113,329)
                                             ----------         ----------        ----------        ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $  101,822         $   51,478        $  289,792        $ (117,154)
                                             ==========         ==========        ==========        ==========


                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                             ----------------------------------------
                                              GROWTH &      CORE U.S.       CAPITAL
                                               INCOME         EQUITY         GROWTH
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ----------     ----------     ----------
                                                2005           2005           2005
                                             ----------     ----------     ----------
Investment activity:
  Reinvested dividends.....................  $   33,235     $   3,541      $      735
  Risk & administrative expense (note 2)...     (13,638)       (3,081)         (3,245)
                                             ----------     ---------      ----------
       Net investment activity.............      19,597           460          (2,510)
                                             ----------     ---------      ----------
Reinvested capital gains:..................           0             0               0
                                             ----------     ---------      ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).....................      31,179         8,965           2,182
  Unrealized gain (loss)...................      14,273        17,458          12,391
                                             ----------     ---------      ----------
       Net gain (loss) on investments......      45,452        26,423          14,573
                                             ----------     ---------      ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $   65,049     $  26,883      $   12,063
                                             ==========     =========      ==========

---------------

(a) Formerly known as Growth Subaccount.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                               VAN KAMPEN                                  OLD MUTUAL
                                               UNIV. INST.        LAZARD RETIREMENT         INSURANCE
                                             FUNDS - CLASS I        SERIES, INC.         SERIES FUND (B)
                                             ---------------   -----------------------   ---------------
                                                U.S. REAL       EMERGING
                                                 ESTATE         MARKETS     SMALL CAP     TECH. & COMM.
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                             ---------------   ----------   ----------   ---------------
                                                  2005            2005         2005           2005
                                             ---------------   ----------   ----------   ---------------
Investment activity:
  Reinvested dividends.....................     $ 19,606       $   11,096   $       0        $     0
  Risk & administrative expense (note 2)...      (12,725)         (24,940)    (29,585)        (1,199)
                                                --------       ----------   ---------        -------
       Net investment activity.............        6,881          (13,844)    (29,585)        (1,199)
                                                --------       ----------   ---------        -------
Reinvested capital gains:..................       43,305          132,237     320,437              0
                                                --------       ----------   ---------        -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).....................       98,415          136,305     141,861         (7,837)
  Unrealized gain (loss)...................      111,622          981,972    (287,894)        24,625
                                                --------       ----------   ---------        -------
       Net gain (loss) on investments......      210,037        1,118,277    (146,033)        16,788
                                                --------       ----------   ---------        -------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................     $260,223       $1,236,670   $ 144,819        $15,589
                                                ========       ==========   =========        =======


                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                                             -------------------------------------------------------------
                                                  VIP             VIP             VIP         VIP EQUITY-
                                                MID CAP       CONTRAFUND        GROWTH          INCOME
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             -------------   -------------   -------------   -------------
                                                 2005            2005            2005            2005
                                             -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends.....................   $        0       $  5,361        $  3,755         $16,250
  Risk & administrative expense (note 2)...      (55,476)       (33,483)        (10,090)         (9,273)
                                              ----------       --------        --------         -------
       Net investment activity.............      (55,476)       (28,122)         (6,335)          6,977
                                              ----------       --------        --------         -------
Reinvested capital gains:..................      119,472            766               0          40,174
                                              ----------       --------        --------         -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).....................      236,854         65,097           9,399          15,714
  Unrealized gain (loss)...................    1,036,357        730,701          75,934           8,991
                                              ----------       --------        --------         -------
       Net gain (loss) on investments......    1,273,211        795,798          85,333          24,705
                                              ----------       --------        --------         -------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................   $1,337,207       $768,442        $ 78,998         $71,856
                                              ==========       ========        ========         =======

                                                JANUS ASPEN SERIES - SERVICE SHARES                   J.P. MORGAN SERIES TRUST II
                                   --------------------------------------------------------------     ---------------------------
                                     LARGE CAP        WORLDWIDE                     INTERNATIONAL        SMALL          MID CAP
                                       GROWTH           GROWTH        BALANCED         GROWTH           COMPANY          VALUE
                                   SUBACCOUNT (A)     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                   --------------     ----------     ----------     -------------     -----------     -----------
                                        2005             2005           2005            2005             2005            2005
                                   --------------     ----------     ----------     -------------     -----------     -----------
Investment activity:
  Reinvested dividends...........     $  2,210         $ 25,397       $ 71,390        $  7,537         $      0        $  4,673
  Risk & administrative expense
     (note 2)....................      (11,223)         (13,349)       (22,087)         (3,973)          (3,021)        (18,886)
                                      --------         --------       --------        --------         --------        --------
       Net investment activity...       (9,013)          12,048         49,303           3,564           (3,021)        (14,213)
                                      --------         --------       --------        --------         --------        --------
Reinvested capital gains:........            0                0              0               0           52,130          34,550
                                      --------         --------       --------        --------         --------        --------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)...........          743           (7,245)        36,040           7,355           11,325          29,534
  Unrealized gain (loss).........       67,940           93,013        143,989         182,638          (44,730)        172,457
                                      --------         --------       --------        --------         --------        --------
       Net gain (loss) on
          investments............       68,683           85,768        180,029         189,993          (33,405)        201,991
                                      --------         --------       --------        --------         --------        --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........     $ 59,670         $ 97,816       $229,332        $193,557         $ 15,704        $222,328
                                      ========         ========       ========        ========         ========        ========

---------------

(a) Formerly known as Growth Subaccount.

(b) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                         THE PRUDENTIAL SERIES
                                               MFS VARIABLE INSURANCE TRUST - SERVICE CLASS                    FUND, INC.
                                         ---------------------------------------------------------     --------------------------
                                            NEW          INVESTORS        MID CAP         TOTAL                        JENNISON
                                         DISCOVERY      GROWTH STOCK       GROWTH         RETURN        JENNISON      20/20 FOCUS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ----------     ------------     ----------     ----------     ----------     -----------
                                            2005            2005            2005           2005           2005           2005
                                         ----------     ------------     ----------     ----------     ----------     -----------
Investment activity:
  Reinvested dividends.................    $    0         $   319         $     0        $ 69,868       $     0         $     0
  Risk & administrative expense (note
     2)................................      (815)         (1,579)         (2,340)        (27,435)         (542)         (1,098)
                                           ------         -------         -------        --------       -------         -------
       Net investment activity.........      (815)         (1,260)         (2,340)         42,433          (542)         (1,098)
                                           ------         -------         -------        --------       -------         -------
Reinvested capital gains:..............         0               0               0         150,249             0               0
                                           ------         -------         -------        --------       -------         -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................     1,932           1,450           2,585          42,302         2,903           2,091
  Unrealized gain (loss)...............     3,660           9,154          12,818        (150,306)        7,903          36,587
                                           ------         -------         -------        --------       -------         -------
       Net gain (loss) on
          investments..................     5,592          10,604          15,403        (108,004)       10,806          38,678
                                           ------         -------         -------        --------       -------         -------
          Net increase (decrease) in
            contract owners' equity
            from operations............    $4,777         $ 9,344         $13,063        $ 84,678       $10,264         $37,580
                                           ======         =======         =======        ========       =======         =======

                                                                                                                       DREYFUS
                                                                                                                       VARIABLE
                                                                                                      CALVERT        INV. FUND -
                                        UBS SERIES         PIMCO VARIABLE INSURANCE TRUST -           VARIABLE         SERVICE
                                          TRUST                 ADMINISTRATIVE SHARES               SERIES, INC.        CLASS
                                        ----------     ----------------------------------------     ------------     ------------
                                           U.S.           REAL          TOTAL          GLOBAL          SOCIAL
                                        ALLOCATION       RETURN         RETURN          BOND           EQUITY        APPRECIATION
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        ----------     ----------     ----------     ----------     ------------     ------------
                                           2005           2005           2005           2005            2005             2005
                                        ----------     ----------     ----------     ----------     ------------     ------------
Investment activity:
  Reinvested dividends................    $  930        $ 53,443       $ 86,042       $ 17,892        $   178          $     0
  Risk & administrative expense (note
     2)...............................      (559)        (13,411)       (18,063)        (5,078)        (2,361)          (1,372)
                                          ------        --------       --------       --------        -------          -------
       Net investment activity........       371          40,032         67,979         12,814         (2,183)          (1,372)
                                          ------        --------       --------       --------        -------          -------
Reinvested capital gains:.............         0          23,974         42,438         10,904              0                0
                                          ------        --------       --------       --------        -------          -------
Realized & unrealized gain (loss) on
investments:
  Realized gain (loss)................     3,242           5,294            445         (1,462)         5,849            1,718
  Unrealized gain (loss)..............     1,625         (44,701)       (69,735)       (74.510)         8,991            5,807
                                          ------        --------       --------       --------        -------          -------
       Net gain (loss) on
          investments.................     4,867         (39,407)       (69,290)       (75,972)        14,840            7,525
                                          ------        --------       --------       --------        -------          -------
          Net increase (decrease) in
            contract owners' equity
            from operations...........    $5,238        $ 24,599       $ 41,127       $(52,254)       $12,657          $ 6,153
                                          ======        ========       ========       ========        =======          =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         VAN KAMPEN UNIVERSAL
                                                                                         INSTITUTIONAL FUNDS -
                                                           ROYCE CAPITAL FUND                  CLASS II
                                                        -------------------------     ---------------------------
                                                                                       CORE PLUS       U.S. REAL
                                                        SMALL-CAP      MICRO-CAP      FIXED INCOME       ESTATE          TOTAL
                                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNTS
                                                        ----------     ----------     ------------     ----------     -----------
                                                           2005           2005            2005            2005           2005
                                                        ----------     ----------     ------------     ----------     -----------
Investment activity:
  Reinvested dividends................................   $      0       $ 10,484         $2,262         $ 6,418       $ 1,489,025
  Risk & administrative expense (note 2)..............    (24,037)       (12,447)          (405)         (3,337)       (1,665,748)
                                                         --------       --------         ------         -------       -----------
       Net investment activity........................    (24,037)        (1,963)         1,857           3,081          (176,723)
                                                         --------       --------         ------         -------       -----------
Reinvested capital gains:.............................     41,023         31,677            479          15,129         1,058,944
                                                         --------       --------         ------         -------       -----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)................................     56,334         14,543             35          14,798           (56,090)
  Unrealized gain (loss)..............................    190,059        147,663           (272)         65,825        14,562,244
                                                         --------       --------         ------         -------       -----------
       Net gain (loss) on investments.................    246,393        162,206           (237)         80,623        14,506,154
                                                         --------       --------         ------         -------       -----------
          Net increase (decrease) in contract owners'
            equity from operations....................   $263,379       $191,920         $2,099         $98,833       $15,388,375
                                                         ========       ========         ======         =======       ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                             OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------
                                                        EQUITY                   MONEY MARKET
                                                      SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   -------------------------
                                                  2005          2004          2005          2004
                                               -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................   $  (310,160)  $  (273,481)  $   124,421   $    17,743
  Reinvested capital gains..................             0             0             0             0
  Realized gain (loss)......................       274,160       (70,817)      (10,848)        2,229
  Unrealized gain (loss)....................     2,292,631     4,939,436             0             0
                                               -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.......     2,256,631     4,595,138       113,573        19,972
                                               -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments................     4,318,923     4,682,712     4,345,894     4,782,947
  Transfers to & from fixed & other
     subaccounts............................      (556,818)      763,687    (3,822,543)   (5,022,229)
  Withdrawals, surrenders & death benefit
     payments...............................    (2,604,054)   (2,384,874)     (285,844)     (213,016)
  Surrender charges (note 2)................      (191,956)     (175,587)      (63,853)     (107,012)
  Cost of insurance & administrative fee
     (note 2)...............................    (2,480,052)   (2,491,707)     (466,949)     (520,592)
                                               -----------   -----------   -----------   -----------
     Net equity transactions................    (1,513,957)      394,231      (293,295)   (1,079,902)
                                               -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity............................       742,674     4,989,369      (179,722)   (1,059,930)
Contract owners' equity:
  Beginning of period.......................    44,156,493    39,167,124     5,938,037     6,997,967
                                               -----------   -----------   -----------   -----------
  End of period.............................   $44,899,167   $44,156,493   $ 5,758,315   $ 5,938,037
                                               ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................     1,115,444     1,104,141       298,992       353,266
                                               -----------   -----------   -----------   -----------
  Units purchased...........................       164,855       223,628       572,665       571,541
  Units redeemed............................      (203,354)     (212,325)     (587,877)     (625,815)
                                               -----------   -----------   -----------   -----------
  Ending units..............................     1,076,945     1,115,444       283,780       298,992
                                               ===========   ===========   ===========   ===========

                                                          OHIO NATIONAL FUND, INC.
                                              -------------------------------------------------
                                                       BOND                      OMNI
                                                    SUBACCOUNT                SUBACCOUNT
                                              -----------------------   -----------------------
                                                 2005         2004         2005         2004
                                              ----------   ----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $  117,668   $  (29,198)  $   39,314   $   46,818
  Reinvested capital gains..................           0            0            0            0
  Realized gain (loss)......................      58,481       45,869     (155,415)    (194,095)
  Unrealized gain (loss)....................    (190,913)     181,545      731,671      590,132
                                              ----------   ----------   ----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations.......     (14,764)     198,216      615,570      442,855
                                              ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments................     578,031      625,376      801,139      857,700
  Transfers to & from fixed & other
     subaccounts............................      46,736       14,384      (94,921)    (159,397)
  Withdrawals, surrenders & death benefit
     payments...............................    (334,061)    (356,586)    (485,296)    (283,194)
  Surrender charges (note 2)................     (54,459)     (22,413)     (36,384)     (33,736)
  Cost of insurance & administrative fee
     (note 2)...............................    (243,589)    (252,832)    (529,195)    (544,261)
                                              ----------   ----------   ----------   ----------
     Net equity transactions................      (7,342)       7,929     (344,657)    (162,888)
                                              ----------   ----------   ----------   ----------
       Net change in contract owners'
          equity............................     (22,106)     206,145      270,913      279,967
Contract owners' equity:
  Beginning of period.......................   4,107,370    3,901,225    7,377,798    7,097,831
                                              ----------   ----------   ----------   ----------
  End of period.............................  $4,085,264   $4,107,370   $7,648,711   $7,377,798
                                              ==========   ==========   ==========   ==========
Change in units:
  Beginning units...........................     140,403      140,154      319,625      326,920
                                              ----------   ----------   ----------   ----------
  Units purchased...........................      40,528       42,877       44,065       51,015
  Units redeemed............................     (40,825)     (42,628)     (58,773)     (58,310)
                                              ----------   ----------   ----------   ----------
  Ending units..............................     140,106      140,403      304,917      319,625
                                              ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                  OHIO NATIONAL FUND, INC.
                                             -------------------------------------------------------------------

                                                   INTERNATIONAL           CAPITAL APPRECIATION       DISCOVERY
                                                    SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                             -------------------------   -------------------------   -----------
                                                2005          2004          2005          2004          2005
                                             -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................   $   (88,441)  $   (90,663)  $   (28,278)  $   (47,341)  $  (107,600)
  Reinvested capital gains................             0             0             0             0             0
  Realized gain (loss)....................      (286,934)     (494,947)      333,160       144,920      (362,788)
  Unrealized gain (loss)..................     1,455,025     2,019,207       326,550     1,457,194       315,976
                                             -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations.....     1,079,650     1,433,597       631,432     1,554,773      (154,412)
                                             -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments..............     1,409,255     1,536,951     1,428,777     1,539,003     1,647,328
  Transfers to & from fixed & other
     subaccounts..........................      (156,065)     (339,620)     (692,141)     (667,847)   (1,269,488)
  Withdrawals, surrenders & death benefit
     payments.............................      (875,277)     (725,022)     (923,271)     (414,192)     (824,089)
  Surrender charges (note 2)..............       (42,138)      (58,820)     (115,165)      (96,724)     (106,978)
  Cost of insurance & administrative fee
     (note 2).............................      (840,814)     (851,603)     (797,911)     (844,597)     (909,709)
                                             -----------   -----------   -----------   -----------   -----------
     Net equity transactions..............      (505,039)     (438,114)   (1,099,711)     (484,357)   (1,462,936)
                                             -----------   -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity..........................       574,611       995,483      (468,279)    1,070,416    (1,617,348)
Contract owners' equity:
  Beginning of period.....................    13,177,060    12,181,577    14,860,835    13,790,419    15,921,500
                                             -----------   -----------   -----------   -----------   -----------
  End of period...........................   $13,751,671   $13,177,060   $14,392,556   $14,860,835   $14,304,152
                                             ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units.........................       717,207       743,455       512,253       530,787       577,630
                                             -----------   -----------   -----------   -----------   -----------
  Units purchased.........................       105,437       123,031        65,243        84,990        70,487
  Units redeemed..........................      (133,341)     (149,279)     (102,681)     (103,524)     (125,284)
                                             -----------   -----------   -----------   -----------   -----------
  Ending units............................       689,303       717,207       474,815       512,253       522,833
                                             ===========   ===========   ===========   ===========   ===========

                                                  OHIO NATIONAL FUND, INC.
                                            -------------------------------------
                                                            INTERNATIONAL SMALL
                                             DISCOVERY            COMPANY
                                            SUBACCOUNT          SUBACCOUNT
                                            -----------   -----------------------
                                               2004          2005         2004
                                            -----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (112,670)  $  (12,312)  $   13,482
  Reinvested capital gains................            0            0            0
  Realized gain (loss)....................     (435,630)      88,504      (12,260)
  Unrealized gain (loss)..................    2,032,153    1,387,291      807,497
                                            -----------   ----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations.....    1,483,853    1,463,483      808,719
                                            -----------   ----------   ----------
Equity transactions:
  Contract purchase payments..............    1,902,675      544,653      539,095
  Transfers to & from fixed & other
     subaccounts..........................   (1,199,466)     419,196      (91,066)
  Withdrawals, surrenders & death benefit
     payments.............................     (529,374)    (193,587)    (241,300)
  Surrender charges (note 2)..............     (129,879)     (19,809)     (29,864)
  Cost of insurance & administrative fee
     (note 2).............................   (1,013,271)    (314,388)    (279,619)
                                            -----------   ----------   ----------
     Net equity transactions..............     (969,315)     436,065     (102,754)
                                            -----------   ----------   ----------
       Net change in contract owners'
          equity..........................      514,538    1,899,548      705,965
Contract owners' equity:
  Beginning of period.....................   15,406,962    4,842,536    4,136,571
                                            -----------   ----------   ----------
  End of period...........................  $15,921,500   $6,742,084   $4,842,536
                                            ===========   ==========   ==========
Change in units:
  Beginning units.........................      615,441      227,029      232,660
                                            -----------   ----------   ----------
  Units purchased.........................       87,965       58,710       49,922
  Units redeemed..........................     (125,776)     (38,872)     (55,553)
                                            -----------   ----------   ----------
  Ending units............................      577,630      246,867      227,029
                                            ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                        OHIO NATIONAL FUND, INC.
                                              -----------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH         SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                              -----------------------   -----------------------   -------------------------
                                                 2005         2004         2005         2004         2005          2004
                                              ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................   $  (22,883)  $  (22,321)  $  (20,539)  $  (19,279)  $  (101,744)  $  (100,894)
  Reinvested capital gains.................            0            0            0            0             0             0
  Realized gain (loss).....................     (122,916)    (147,574)    (107,936)    (193,634)      207,262        10,995
  Unrealized gain (loss)...................      535,901      417,730      292,134      489,199     1,087,915     1,750,453
                                              ----------   ----------   ----------   ----------   -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations......      390,102      247,835      163,659      276,286     1,193,433     1,660,554
                                              ----------   ----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments...............      469,777      591,602      390,121      449,591     1,363,558     1,567,884
  Transfers to & from fixed & other
     subaccounts...........................     (203,446)    (198,854)    (168,379)    (177,650)   (1,017,256)     (936,883)
  Withdrawals, surrenders & death benefit
     payments..............................     (141,458)    (111,296)    (153,829)    (141,901)     (943,655)     (372,050)
  Surrender charges (note 2)...............      (44,537)     (31,301)     (41,575)     (45,108)     (134,799)     (123,345)
  Cost of insurance & administrative fee
     (note 2)..............................     (226,043)    (239,424)    (173,532)    (186,589)     (738,235)     (807,525)
                                              ----------   ----------   ----------   ----------   -----------   -----------
     Net equity transactions...............     (145,707)      10,727     (147,194)    (101,657)   (1,470,387)     (671,919)
                                              ----------   ----------   ----------   ----------   -----------   -----------
       Net change in contract owners'
          equity...........................      244,395      258,562       16,465      174,629      (276,954)      988,635
Contract owners' equity:
  Beginning of period......................    3,270,643    3,012,081    2,895,083    2,720,454    14,487,599    13,498,964
                                              ----------   ----------   ----------   ----------   -----------   -----------
  End of period............................   $3,515,038   $3,270,643   $2,911,548   $2,895,083   $14,210,645   $14,487,599
                                              ==========   ==========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units..........................      418,847      417,152      246,276      255,980       657,075       690,056
                                              ----------   ----------   ----------   ----------   -----------   -----------
  Units purchased..........................       65,871       89,820       41,148       52,504        76,457        97,725
  Units redeemed...........................      (84,375)     (88,125)     (53,080)     (62,208)     (143,129)     (130,706)
                                              ----------   ----------   ----------   ----------   -----------   -----------
  Ending units.............................      400,343      418,847      234,344      246,276       590,403       657,075
                                              ==========   ==========   ==========   ==========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------
                                                   S&P 500 INDEX
                                                    SUBACCOUNT
                                             -------------------------
                                                2005          2004
                                             -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $    73,149   $    96,793
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................      (22,160)     (186,489)
  Unrealized gain (loss)...................      837,360     2,291,897
                                             -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations......      888,349     2,202,201
                                             -----------   -----------
Equity transactions:
  Contract purchase payments...............    3,511,851     3,790,090
  Transfers to & from fixed & other
     subaccounts...........................   (1,290,705)   (1,116,048)
  Withdrawals, surrenders & death benefit
     payments..............................   (1,174,352)     (719,516)
  Surrender charges (note 2)...............     (303,023)     (284,102)
  Cost of insurance & administrative fee
     (note 2)..............................   (1,536,063)   (1,620,245)
                                             -----------   -----------
     Net equity transactions...............     (792,292)       50,179
                                             -----------   -----------
       Net change in contract owners'
          equity...........................       96,057     2,252,380
Contract owners' equity:
  Beginning of period......................   24,857,125    22,604,745
                                             -----------   -----------
  End of period............................  $24,953,182   $24,857,125
                                             ===========   ===========
Change in units:
  Beginning units..........................    1,435,557     1,429,233
                                             -----------   -----------
  Units purchased..........................      273,515       356,261
  Units redeemed...........................     (319,255)     (349,937)
                                             -----------   -----------
  Ending units.............................    1,389,817     1,435,557
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                    OHIO NATIONAL FUND, INC.
                                -------------------------------------------------------------------------------------------------
                                       BLUE CHIP             HIGH INCOME BOND           CAPITAL GROWTH         NASDAQ-100 INDEX
                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                -----------------------   -----------------------   -----------------------   -------------------
                                   2005         2004         2005         2004         2005         2004        2005       2004
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....   $    4,678   $    8,900   $   85,295   $   (3,878)  $  (15,864)  $  (14,804)  $ (6,609)  $ (6,844)
  Reinvested capital gains...            0            0            0            0            0            0          0          0
  Realized gain (loss).......       17,128       19,470       25,150       16,153      (45,602)    (135,412)    17,571     34,270
  Unrealized gain (loss).....       36,625       84,686      (70,540)     107,996      103,388      516,289       (990)    54,688
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............       58,431      113,056       39,905      120,271       41,922      366,073      9,972     82,114
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
Equity transactions:
  Contract purchase
     payments................      223,242      232,814      355,463      288,504      404,743      437,354    177,241    213,207
  Transfers to & from fixed &
     other subaccounts.......      (69,627)     (75,141)     409,685      197,809     (231,766)    (133,275)   (37,896)  (208,811)
  Withdrawals, surrenders &
     death benefit
     payments................      (21,455)     (32,410)     (84,240)     (25,555)     (58,873)    (164,243)   (28,349)   (18,640)
  Surrender charges (note
     2)......................       (8,447)     (20,752)     (16,746)      (9,935)     (18,882)     (22,954)    (9,326)    (5,488)
  Cost of insurance &
     administrative fee (note
     2)......................      (86,638)     (93,972)    (111,697)     (88,193)    (135,692)    (149,118)   (56,153)   (77,148)
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
     Net equity
       transactions..........       37,075       10,539      552,465      362,630      (40,470)     (32,236)    45,517    (96,880)
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
       Net change in contract
          owners' equity.....       95,506      123,595      592,370      482,901        1,452      333,837     55,489    (14,766)
Contract owners' equity:
  Beginning of period........    1,425,703    1,302,108    1,478,859      995,958    2,275,671    1,941,834    926,893    941,659
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
  End of period..............   $1,521,209   $1,425,703   $2,071,229   $1,478,859   $2,277,123   $2,275,671   $982,382   $926,893
                                ==========   ==========   ==========   ==========   ==========   ==========   ========   ========
Change in units:
  Beginning units............      131,968      131,115      109,023       80,651      270,898      274,649    191,727    212,661
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
  Units purchased............       24,204       30,783       75,347       55,876       66,876       98,447     60,745     87,678
  Units redeemed.............      (20,726)     (29,930)     (35,004)     (27,504)     (71,643)    (102,198)   (50,645)  (108,612)
                                ----------   ----------   ----------   ----------   ----------   ----------   --------   --------
  Ending units...............      135,446      131,968      149,366      109,023      266,131      270,898    201,827    191,727
                                ==========   ==========   ==========   ==========   ==========   ==========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                       OHIO NATIONAL FUND, INC.
                                                               -----------------------------------------
                                                                     BRISTOL            BRYTON GROWTH
                                                                   SUBACCOUNT            SUBACCOUNT
                                                               -------------------   -------------------
                                                                 2005       2004       2005       2004
                                                               --------   --------   --------   --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................   $ (2,051)  $  1,001   $ (2,143)  $ (1,744)
  Reinvested capital gains..................................          0     20,635          0          0
  Realized gain (loss)......................................      2,015      2,032      2,769      3,695
  Unrealized gain (loss)....................................     28,500    (10,677)    12,652     12,099
                                                               --------   --------   --------   --------
     Net increase (decrease) in contract owners' equity from
      operations............................................     28,464     12,991     13,278     14,050
                                                               --------   --------   --------   --------
Equity transactions:
  Contract purchase payments................................     48,595     30,828     62,941     70,612
  Transfers to & from fixed & other subaccounts.............    157,260     78,960     13,923     40,011
  Withdrawals, surrenders & death benefit payments..........     (1,194)      (551)    (1,113)    (3,721)
  Surrender charges (note 2)................................       (947)      (344)      (441)    (1,845)
  Cost of insurance & administrative fee (note 2)...........    (16,236)    (8,975)   (21,361)   (19,383)
                                                               --------   --------   --------   --------
     Net equity transactions................................    187,478     99,918     53,949     85,674
                                                               --------   --------   --------   --------
       Net change in contract owners' equity................    215,942    112,909     67,227     99,724
Contract owners' equity:
  Beginning of period.......................................    201,858     88,949    281,321    181,597
                                                               --------   --------   --------   --------
  End of period.............................................   $417,800   $201,858   $348,548   $281,321
                                                               ========   ========   ========   ========
Change in units:
  Beginning units...........................................     18,117      8,607     28,613     19,708
                                                               --------   --------   --------   --------
  Units purchased...........................................     20,399     12,133     11,129     23,292
  Units redeemed............................................     (4,793)    (2,623)    (5,500)   (14,387)
                                                               --------   --------   --------   --------
  Ending units..............................................     33,723     18,117     34,242     28,613
                                                               ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                     JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                                   ------------------------------------------------------------------------------
                                                        LARGE CAP GROWTH           WORLDWIDE GROWTH              BALANCED
                                                         SUBACCOUNT (A)               SUBACCOUNT                SUBACCOUNT
                                                   --------------------------   -----------------------   -----------------------
                                                       2005           2004         2005         2004         2005         2004
                                                   -------------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................   $  (26,014)    $  (39,572)  $   23,690   $   10,253   $   57,808   $   56,740
  Reinvested capital gains.......................            0              0            0            0            0            0
  Realized gain (loss)...........................     (243,533)      (382,855)    (285,629)    (342,983)      29,835       (7,747)
  Unrealized gain (loss).........................      480,910        654,600      437,812      502,009      179,217      233,830
                                                    ----------     ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity from operations.....................      211,363        232,173      175,873      169,279      266,860      282,823
                                                    ----------     ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments.....................    1,018,230      1,234,415      595,196      737,775      392,951      490,738
  Transfers to & from fixed & other
     subaccounts.................................     (551,598)      (789,941)    (648,129)    (675,342)    (105,042)    (329,625)
  Withdrawals, surrenders & death benefit
     payments....................................     (267,871)      (395,666)    (227,742)    (282,084)    (208,530)     (69,968)
  Surrender charges (note 2).....................      (66,225)       (53,056)     (40,355)     (44,387)     (90,495)     (58,748)
  Cost of insurance & administrative fee (note
     2)..........................................     (409,609)      (467,491)    (244,891)    (301,051)    (193,107)    (210,306)
                                                    ----------     ----------   ----------   ----------   ----------   ----------
     Net equity transactions.....................     (277,073)      (471,739)    (565,921)    (565,089)    (204,223)    (177,909)
                                                    ----------     ----------   ----------   ----------   ----------   ----------
       Net change in contract owners' equity.....      (65,710)      (239,566)    (390,048)    (395,810)      62,637      104,914
Contract owners' equity:
  Beginning of period............................    6,725,404      6,964,970    4,191,284    4,587,094    3,881,149    3,776,235
                                                    ----------     ----------   ----------   ----------   ----------   ----------
  End of period..................................   $6,659,694     $6,725,404   $3,801,236   $4,191,284   $3,943,786   $3,881,149
                                                    ==========     ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units................................      835,071        897,138      456,543      519,631      338,523      354,790
                                                    ----------     ----------   ----------   ----------   ----------   ----------
  Units purchased................................      155,367        181,827       71,526       95,185       50,527       72,513
  Units redeemed.................................     (191,590)      (243,894)    (134,028)    (158,273)     (68,014)     (88,780)
                                                    ----------     ----------   ----------   ----------   ----------   ----------
  Ending units...................................      798,848        835,071      394,041      456,543      321,036      338,523
                                                    ==========     ==========   ==========   ==========   ==========   ==========

---------------

(a) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                             STRONG VARIABLE
                                                                                                          INSURANCE FUNDS, INC.
                                             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)                 (NOTE 4)
                                        --------------------------------------------------------------   ------------------------
                                              OPPORTUNITY             MULTI CAP VALUE       DISCOVERY       MID-CAP GROWTH II
                                              SUBACCOUNT                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                        -----------------------   -----------------------   ----------   ------------------------
                                           2005         2004         2005         2004         2005         2005          2004
                                        ----------   ----------   ----------   ----------   ----------   -----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  (10,894)  $  (12,528)   $ (1,224)   $  (2,467)   $  (10,634)  $    (3,825)  $  (13,745)
  Reinvested capital gains............           0            0           0            0             0             0            0
  Realized gain (loss)................      50,680       29,061       6,319       12,561         9,626      (504,934)    (154,061)
  Unrealized gain (loss)..............      62,036      257,155      46,383       36,531       290,800       391,605      500,552
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     101,822      273,688      51,478       46,625       289,792      (117,154)     332,746
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
Equity transactions:
  Contract purchase payments..........     203,467      268,827      37,671       50,166       221,951        95,846      411,508
  Transfers to & from fixed & other
     subaccounts......................    (161,154)    (403,619)    (10,130)    (103,159)    1,801,527    (2,022,448)    (296,056)
  Withdrawals, surrenders & death
     benefit payments.................    (155,106)     (52,917)     (2,037)     (14,763)      (35,215)      (10,536)    (126,565)
  Surrender charges (note 2)..........     (33,148)     (15,989)        (94)      (2,265)      (16,412)       (6,011)     (45,368)
  Cost of insurance & administrative
     fee (note 2).....................     (90,306)    (110,732)    (15,769)     (17,707)      (93,120)      (36,951)    (144,004)
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
     Net equity transactions..........    (236,247)    (314,430)      9,641      (87,728)    1,878,731    (1,980,100)    (200,485)
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
       Net change in contract owners'
          equity......................    (134,425)     (40,742)     61,119      (41,103)    2,168,523    (2,097,254)     132,261
Contract owners' equity:
  Beginning of period.................   1,727,637    1,768,379     331,802      372,905             0     2,097,254    1,964,993
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
  End of period.......................  $1,593,212   $1,727,637    $392,921    $ 331,802    $2,168,523   $         0   $2,097,254
                                        ==========   ==========    ========    =========    ==========   ===========   ==========
Change in units:
  Beginning units.....................     132,025      158,569      24,011       31,274             0       286,088      317,008
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
  Units purchased.....................      17,248       29,128       3,480        5,440       305,083        14,880       71,334
  Units redeemed......................     (35,575)     (55,672)     (2,902)     (12,703)      (33,170)     (300,968)    (102,254)
                                        ----------   ----------    --------    ---------    ----------   -----------   ----------
  Ending units........................     113,698      132,025      24,589       24,011       271,913             0      286,088
                                        ==========   ==========    ========    =========    ==========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                   ---------------------------------------------------------------------------
                                                       GROWTH & INCOME          CORE U.S. EQUITY           CAPITAL GROWTH
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                   -----------------------   -----------------------   -----------------------
                                                      2005         2004         2005         2004         2005         2004
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $   19,597   $   14,044    $    460     $  2,004     $ (2,510)    $    144
  Reinvested capital gains.......................           0            0           0            0            0            0
  Realized gain (loss)...........................      31,179       14,825       8,965        3,662        2,182         (658)
  Unrealized gain (loss).........................      14,273      190,372      17,458       39,712       12,391       33,273
                                                   ----------   ----------    --------     --------     --------     --------
     Net increase (decrease) in contract owners'
       equity from operations....................      65,049      219,241      26,883       45,378       12,063       32,759
                                                   ----------   ----------    --------     --------     --------     --------
Equity transactions:
  Contract purchase payments.....................     313,921      217,021      77,592       86,160       75,118       82,059
  Transfers to & from fixed & other
     subaccounts.................................     168,743      236,948      30,513       47,415        7,586      (20,973)
  Withdrawals, surrenders & death benefit
     payments....................................     (24,642)     (32,325)    (10,281)      (1,677)      (3,249)      (1,732)
  Surrender charges (note 2).....................      (7,682)     (10,891)     (5,537)      (2,531)      (4,136)      (2,079)
  Cost of insurance & administrative fee (note
     2)..........................................    (116,391)     (88,450)    (32,440)     (26,195)     (36,386)     (33,511)
                                                   ----------   ----------    --------     --------     --------     --------
     Net equity transactions.....................     333,949      322,303      59,847      103,172       38,933       23,764
                                                   ----------   ----------    --------     --------     --------     --------
       Net change in contract owners' equity.....     398,998      541,544      86,730      148,550       50,996       56,523
Contract owners' equity:
  Beginning of period............................   1,647,124    1,105,580     413,858      265,308      446,495      389,972
                                                   ----------   ----------    --------     --------     --------     --------
  End of period..................................  $2,046,122   $1,647,124    $500,588     $413,858     $497,491     $446,495
                                                   ==========   ==========    ========     ========     ========     ========
Change in units:
  Beginning units................................     157,667      124,784      42,485       31,071       51,544       48,744
                                                   ----------   ----------    --------     --------     --------     --------
  Units purchased................................      70,210       68,268      18,132       19,646       13,515       15,644
  Units redeemed.................................     (38,012)     (35,385)    (12,010)      (8,232)      (8,852)     (12,844)
                                                   ----------   ----------    --------     --------     --------     --------
  Ending units...................................     189,865      157,667      48,607       42,485       56,207       51,544
                                                   ==========   ==========    ========     ========     ========     ========

                                                       VAN KAMPEN UNIVERSAL
                                                   INSTITUTIONAL FUNDS - CLASS I
                                                   -----------------------------
                                                         U.S. REAL ESTATE
                                                            SUBACCOUNT
                                                   -----------------------------
                                                       2005            2004
                                                   -------------   -------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................   $    6,881      $    7,176
  Reinvested capital gains.......................       43,305          16,164
  Realized gain (loss)...........................       98,415          31,228
  Unrealized gain (loss).........................      111,622         269,158
                                                    ----------      ----------
     Net increase (decrease) in contract owners'
       equity from operations....................      260,223         323,726
                                                    ----------      ----------
Equity transactions:
  Contract purchase payments.....................      150,836          88,522
  Transfers to & from fixed & other
     subaccounts.................................      388,379         561,205
  Withdrawals, surrenders & death benefit
     payments....................................     (131,575)        (36,654)
  Surrender charges (note 2).....................       (6,276)        (12,312)
  Cost of insurance & administrative fee (note
     2)..........................................      (98,604)        (52,809)
                                                    ----------      ----------
     Net equity transactions.....................      302,760         547,952
                                                    ----------      ----------
       Net change in contract owners' equity.....      562,983         871,678
Contract owners' equity:
  Beginning of period............................    1,444,635         572,957
                                                    ----------      ----------
  End of period..................................   $2,007,618      $1,444,635
                                                    ==========      ==========
Change in units:
  Beginning units................................       55,907          30,017
                                                    ----------      ----------
  Units purchased................................       30,674          34,721
  Units redeemed.................................      (19,709)         (8,831)
                                                    ----------      ----------
  Ending units...................................       66,872          55,907
                                                    ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                           OLD MUTUAL INSURANCE
                                                               LAZARD RETIREMENT SERIES, INC.                 SERIES FUND (B)
                                                      -------------------------------------------------   -----------------------
                                                                                                               TECHNOLOGY &
                                                         EMERGING MARKETS              SMALL CAP              COMMUNICATIONS
                                                            SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                      -----------------------   -----------------------   -----------------------
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................  $  (13,844)  $   (1,233)  $  (29,585)  $  (27,525)   $ (1,199)    $ (1,317)
  Reinvested capital gains..........................     132,237            0      320,437            0           0            0
  Realized gain (loss)..............................     136,305       62,555      141,861      163,001      (7,837)     (24,476)
  Unrealized gain (loss)............................     981,972      467,724     (287,894)     376,771      24,625       31,573
                                                      ----------   ----------   ----------   ----------    --------     --------
     Net increase (decrease) in contract owners'
      equity from operations........................   1,236,670      529,046      144,819      512,247      15,589        5,780
                                                      ----------   ----------   ----------   ----------    --------     --------
Equity transactions:
  Contract purchase payments........................     327,575      233,895      682,920      730,840      42,054       47,005
  Transfers to & from fixed & other subaccounts.....     759,489      393,265      140,817     (404,573)    (28,818)     (19,718)
  Withdrawals, surrenders & death benefit
     payments.......................................    (105,037)     (37,786)    (219,669)    (232,646)     (1,565)      (3,101)
  Surrender charges (note 2)........................     (15,164)     (24,114)     (42,607)     (32,849)       (829)      (4,824)
  Cost of insurance & administrative fee (note 2)...    (167,111)     (99,138)    (259,692)    (283,157)    (16,848)     (15,944)
                                                      ----------   ----------   ----------   ----------    --------     --------
     Net equity transactions........................     799,752      466,122      301,769     (222,385)     (6,006)       3,418
                                                      ----------   ----------   ----------   ----------    --------     --------
       Net change in contract owners' equity........   2,036,422      995,168      446,588      289,862       9,583        9,198
Contract owners' equity:
  Beginning of period...............................   2,524,762    1,529,594    4,088,038    3,798,176     194,503      185,305
                                                      ----------   ----------   ----------   ----------    --------     --------
  End of period.....................................  $4,561,184   $2,524,762   $4,534,626   $4,088,038    $204,086     $194,503
                                                      ==========   ==========   ==========   ==========    ========     ========
Change in units:
  Beginning units...................................     155,868      122,395      215,959      228,798     108,826      109,516
                                                      ----------   ----------   ----------   ----------    --------     --------
  Units purchased...................................      78,157       65,139       80,806       76,299      34,323       64,962
  Units redeemed....................................     (32,504)     (31,666)     (64,693)     (89,138)    (38,483)     (65,652)
                                                      ----------   ----------   ----------   ----------    --------     --------
  Ending units......................................     201,521      155,868      232,072      215,959     104,666      108,826
                                                      ==========   ==========   ==========   ==========    ========     ========

---------------

(b) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                            -----------------------------------------------------------------------------------------------------
                                  VIP MID CAP             VIP CONTRAFUND              VIP GROWTH             VIP EQUITY-INCOME
                                  SUBACCOUNT                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            -----------------------   -----------------------   -----------------------   -----------------------
                               2005         2004         2005         2004         2005         2004         2005         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (55,476)  $  (32,349)  $  (28,122)  $  (13,624)  $   (6,335)  $   (6,322)  $    6,977   $   (2,058)
  Reinvested capital
     gains................     119,472            0          766            0            0            0       40,174          549
  Realized gain (loss)....     236,854       80,300       65,097       27,514        9,399        1,340       15,714          (21)
  Unrealized gain
     (loss)...............   1,036,357    1,068,868      730,701      394,419       75,934       38,726        8,991       89,067
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........   1,337,207    1,116,819      768,442      408,309       78,998       33,744       71,856       87,537
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase
     payments.............   1,221,579      971,790      689,755      498,934      357,513      344,141      325,375      128,249
  Transfers to & from
     fixed & other
     subaccounts..........   1,199,935    1,379,710    1,498,879    1,069,343       13,901      215,914      339,782      857,988
  Withdrawals, surrenders
     & death benefit
     payments.............    (338,044)     (28,497)    (236,798)      (7,504)     (39,640)      (9,810)    (141,020)         (20)
  Surrender charges (note
     2)...................     (86,117)     (32,511)     (40,511)     (11,678)     (28,990)      (7,862)     (29,684)         (28)
  Cost of insurance &
     administrative fee
     (note 2).............    (467,465)    (311,658)    (221,472)    (141,008)    (113,782)    (108,787)     (79,570)     (37,092)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     Net equity
       transactions.......   1,529,888    1,978,834    1,689,853    1,408,087      189,002      433,596      414,883      949,097
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Net change in
          contract owners'
          equity..........   2,867,095    3,095,653    2,458,295    1,816,396      268,000      467,340      486,739    1,036,634
Contract owners' equity:
  Beginning of period.....   6,572,554    3,476,901    3,832,933    2,016,537    1,354,834      887,494    1,053,017       16,383
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of period...........  $9,439,649   $6,572,554   $6,291,228   $3,832,933   $1,622,834   $1,354,834   $1,539,756   $1,053,017
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units.........     430,075      281,491      346,354      208,277      195,135      130,832       85,443        1,468
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased.........     223,344      221,835      214,660      170,540       73,036      102,783       77,839       87,535
  Units redeemed..........    (126,115)     (73,251)     (70,007)     (32,463)     (44,970)     (38,480)     (44,051)      (3,560)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units............     527,304      430,075      491,007      346,354      223,201      195,135      119,231       85,443
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                            ----------------------------------------------------
                                                LARGE CAP GROWTH            WORLDWIDE GROWTH
                                                 SUBACCOUNT (A)                SUBACCOUNT
                                            ------------------------    ------------------------
                                               2005          2004          2005          2004
                                            ----------    ----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............    $   (9,013)   $  (10,895)   $   12,048    $    5,751
  Reinvested capital gains..............             0             0             0             0
  Realized gain (loss)..................           743       (13,402)       (7,245)      (13,120)
  Unrealized gain (loss)................        67,940        85,775        93,013        84,332
                                            ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations...        59,670        61,478        97,816        76,963
                                            ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments............       338,960       417,336       395,286       455,503
  Transfers to & from fixed & other
     subaccounts........................      (174,349)     (187,119)     (265,988)     (161,679)
  Withdrawals, surrenders & death
     benefit payments...................       (47,013)      (18,104)      (77,445)       (8,186)
  Surrender charges (note 2)............       (29,156)      (23,863)      (34,420)      (11,102)
  Cost of insurance & administrative fee
     (note 2)...........................       (95,120)     (124,774)     (120,082)     (148,707)
                                            ----------    ----------    ----------    ----------
     Net equity transactions............        (6,678)       63,476      (102,649)      125,829
                                            ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity........................        52,992       124,954        (4,833)      202,792
Contract owners' equity:
  Beginning of period...................     1,768,298     1,643,344     2,170,252     1,967,460
                                            ----------    ----------    ----------    ----------
  End of period.........................    $1,821,290    $1,768,298    $2,165,419    $2,170,252
                                            ==========    ==========    ==========    ==========
Change in units:
  Beginning units.......................       272,210       261,637       329,032       309,465
                                            ----------    ----------    ----------    ----------
  Units purchased.......................        54,932        76,797        65,530        79,678
  Units redeemed........................       (55,576)      (66,224)      (81,252)      (60,111)
                                            ----------    ----------    ----------    ----------
  Ending units..........................       271,566       272,210       313,310       329,032
                                            ==========    ==========    ==========    ==========

                                                 JANUS ASPEN SERIES - SERVICE SHARES
                                          --------------------------------------------------
                                                                       INTERNATIONAL GROWTH
                                            BALANCED SUBACCOUNT             SUBACCOUNT
                                          ------------------------    ----------------------
                                             2005          2004          2005         2004
                                          ----------    ----------    ----------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   49,303    $   50,988    $    3,564    $    595
  Reinvested capital gains..............           0             0             0           0
  Realized gain (loss)..................      36,040        23,201         7,355       5,416
  Unrealized gain (loss)................     143,989       160,321       182,638      29,925
                                          ----------    ----------    ----------    --------
     Net increase (decrease) in contract
       owners' equity from operations...     229,332       234,510       193,557      35,936
                                          ----------    ----------    ----------    --------
Equity transactions:
  Contract purchase payments............     630,444       678,458        97,905      36,366
  Transfers to & from fixed & other
     subaccounts........................    (260,043)     (331,408)      571,472     197,803
  Withdrawals, surrenders & death
     benefit payments...................    (133,918)      (15,384)      (45,855)     (3,193)
  Surrender charges (note 2)............     (48,060)      (18,353)       (2,769)     (2,800)
  Cost of insurance & administrative fee
     (note 2)...........................    (208,097)     (245,192)      (37,382)    (15,384)
                                          ----------    ----------    ----------    --------
     Net equity transactions............     (19,674)       68,121       583,371     212,792
                                          ----------    ----------    ----------    --------
       Net change in contract owners'
          equity........................     209,658       302,631       776,928     248,728
Contract owners' equity:
  Beginning of period...................   3,403,995     3,101,364       293,109      44,381
                                          ----------    ----------    ----------    --------
  End of period.........................  $3,613,653    $3,403,995    $1,070,037    $293,109
                                          ==========    ==========    ==========    ========
Change in units:
  Beginning units.......................     321,668       315,006        19,533       3,484
                                          ----------    ----------    ----------    --------
  Units purchased.......................      66,690        82,311        43,831      26,778
  Units redeemed........................     (68,804)      (75,649)       (8,913)    (10,729)
                                          ----------    ----------    ----------    --------
  Ending units..........................     319,554       321,668        54,451      19,533
                                          ==========    ==========    ==========    ========

---------------

(a) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                        J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------
                                                                 SMALL COMPANY
                                                                  SUBACCOUNT        MID CAP VALUE SUBACCOUNT
                                                              -------------------   -------------------------
                                                                2005       2004        2005          2004
                                                              --------   --------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ (3,021)  $ (1,166)  $  (14,213)   $   (5,873)
  Reinvested capital gains..................................    52,130          0       34,550         5,261
  Realized gain (loss)......................................    11,325      4,431       29,534        12,539
  Unrealized gain (loss)....................................   (44,730)    52,834      172,457       237,148
                                                              --------   --------   ----------    ----------
     Net increase (decrease) in contract owners' equity from
      operations............................................    15,704     56,099      222,328       249,075
                                                              --------   --------   ----------    ----------
Equity transactions:
  Contract purchase payments................................    74,253     34,090      401,859       188,991
  Transfers to & from fixed & other subaccounts.............    18,767    269,420      813,487       639,389
  Withdrawals, surrenders & death benefit payments..........   (33,781)   (12,086)     (47,333)      (12,504)
  Surrender charges (note 2)................................    (1,708)    (1,128)      (8,390)       (2,337)
  Cost of insurance & administrative fee (note 2)...........   (28,880)   (12,816)    (139,514)      (59,774)
                                                              --------   --------   ----------    ----------
     Net equity transactions................................    28,651    277,480    1,020,109       753,765
                                                              --------   --------   ----------    ----------
       Net change in contract owners' equity................    44,355    333,579    1,242,437     1,002,840
Contract owners' equity:
  Beginning of period.......................................   412,444     78,865    1,889,093       886,253
                                                              --------   --------   ----------    ----------
  End of period.............................................  $456,799   $412,444   $3,131,530    $1,889,093
                                                              ========   ========   ==========    ==========
Change in units:
  Beginning units...........................................    27,823      6,715      111,349        62,767
                                                              --------   --------   ----------    ----------
  Units purchased...........................................    13,688     24,263       80,104        56,750
  Units redeemed............................................   (11,490)    (3,155)     (21,177)       (8,168)
                                                              --------   --------   ----------    ----------
  Ending units..............................................    30,021     27,823      170,276       111,349
                                                              ========   ========   ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                          MFS VARIABLE INSURANCE TRUST - SERVICE CLASS
                               --------------------------------------------------------------------------------------------------
                                  NEW DISCOVERY        INVESTORS GROWTH STOCK       MID CAP GROWTH             TOTAL RETURN
                                    SUBACCOUNT               SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                               --------------------    ----------------------    --------------------    ------------------------
                                 2005        2004        2005         2004         2005        2004         2005          2004
                               --------    --------    ---------    ---------    --------    --------    ----------    ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity..............    $   (815)   $   (871)   $ (1,260)    $ (1,066)    $ (2,340)   $ (1,490)   $   42,433    $   21,034
  Reinvested capital
     gains.................           0           0           0            0            0           0       150,249             0
  Realized gain (loss).....       1,932       3,452       1,450          575        2,585       1,317        42,302        38,284
  Unrealized gain (loss)...       3,660       1,815       9,154       13,440       12,818      23,710      (150,306)      230,476
                               --------    --------    --------     --------     --------    --------    ----------    ----------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations..........       4,777       4,396       9,344       12,949       13,063      23,537        84,678       289,794
                               --------    --------    --------     --------     --------    --------    ----------    ----------
Equity transactions:
  Contract purchase
     payments..............      39,315      42,401      43,437       43,863       72,937      70,079       729,016       822,707
  Transfers to & from fixed
     & other subaccounts...     (22,592)     24,880      16,545       81,540       52,972      82,817       273,531       668,137
  Withdrawals, surrenders &
     death benefit
     payments..............      (1,181)    (25,960)     (4,852)      (1,035)        (388)     (4,652)      (92,197)      (13,902)
  Surrender charges (note
     2)....................      (1,368)     (3,468)     (2,745)      (1,081)      (1,907)     (2,867)      (24,358)      (26,988)
  Cost of insurance &
     administrative fee
     (note 2)..............     (13,793)    (11,653)    (16,623)     (12,067)     (24,798)    (15,360)     (245,776)     (247,948)
                               --------    --------    --------     --------     --------    --------    ----------    ----------
     Net equity
       transactions........         381      26,200      35,762      111,220       98,816     130,017       640,216     1,202,006
                               --------    --------    --------     --------     --------    --------    ----------    ----------
       Net change in
          contract owners'
          equity...........       5,158      30,596      45,106      124,169      111,879     153,554       724,894     1,491,800
Contract owners' equity:
  Beginning of period......     125,941      95,345     212,807       88,638      270,264     116,710     3,578,753     2,086,953
                               --------    --------    --------     --------     --------    --------    ----------    ----------
  End of period............    $131,099    $125,941    $257,913     $212,807     $382,143    $270,264    $4,303,647    $3,578,753
                               ========    ========    ========     ========     ========    ========    ==========    ==========
Change in units:
  Beginning units..........      11,528       9,200      21,020        9,471       28,148      13,799       292,490       187,961
                               --------    --------    --------     --------     --------    --------    ----------    ----------
  Units purchased..........       4,015       9,419       6,522       13,661       16,838      22,306       136,608       194,981
  Units redeemed...........      (4,032)     (7,091)     (2,916)      (2,112)      (6,002)     (7,957)      (83,705)      (90,452)
                               --------    --------    --------     --------     --------    --------    ----------    ----------
  Ending units.............      11,511      11,528      24,626       21,020       38,984      28,148       345,393       292,490
                               ========    ========    ========     ========     ========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                    THE PRUDENTIAL SERIES FUND, INC.          UBS SERIES TRUST
                                                                -----------------------------------------    ------------------
                                                                                           JENNISON                 U.S.
                                                                     JENNISON             20/20 FOCUS            ALLOCATION
                                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                                ------------------    -------------------    ------------------
                                                                 2005       2004        2005       2004       2005       2004
                                                                -------    -------    --------    -------    -------    -------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................    $  (542)   $  (372)   $ (1,098)   $  (318)   $   371    $   (77)
  Reinvested capital gains..................................          0          0           0          0          0          0
  Realized gain (loss)......................................      2,903        639       2,091        223      3,242        856
  Unrealized gain (loss)....................................      7,903      5,751      36,587      8,063      1,625      4,770
                                                                -------    -------    --------    -------    -------    -------
     Net increase (decrease) in contract owners' equity from
      operations............................................     10,264      6,018      37,580      7,968      5,238      5,549
                                                                -------    -------    --------    -------    -------    -------
Equity transactions:
  Contract purchase payments................................     12,472     19,133      31,119     13,030     14,708     12,714
  Transfers to & from fixed & other subaccounts.............       (900)    18,670     253,799     42,803      7,368     20,947
  Withdrawals, surrenders & death benefit payments..........          0       (258)          0          0          0       (506)
  Surrender charges (note 2)................................          0       (478)          0          0          0         (2)
  Cost of insurance & administrative fee (note 2)...........     (6,112)    (3,931)    (12,000)    (4,085)    (8,251)    (5,643)
                                                                -------    -------    --------    -------    -------    -------
     Net equity transactions................................      5,460     33,136     272,918     51,748     13,825     27,510
                                                                -------    -------    --------    -------    -------    -------
       Net change in contract owners' equity................     15,724     39,154     310,498     59,716     19,063     33,059
Contract owners' equity:
  Beginning of period.......................................     77,699     38,545      71,278     11,562     70,922     37,863
                                                                -------    -------    --------    -------    -------    -------
  End of period.............................................    $93,423    $77,699    $381,776    $71,278    $89,985    $70,922
                                                                =======    =======    ========    =======    =======    =======
Change in units:
  Beginning units...........................................      5,796      3,117       4,848        901      5,142      3,007
                                                                -------    -------    --------    -------    -------    -------
  Units purchased...........................................      2,570      3,619      17,901      4,369      3,124      2,717
  Units redeemed............................................     (2,209)      (940)     (1,173)      (422)    (2,100)      (582)
                                                                -------    -------    --------    -------    -------    -------
  Ending units..............................................      6,157      5,796      21,576      4,848      6,166      5,142
                                                                =======    =======    ========    =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                           PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES
                                                ----------------------------------------------------------------------------
                                                      REAL RETURN                 TOTAL RETURN              GLOBAL BOND
                                                       SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                ------------------------    ------------------------    --------------------
                                                   2005          2004          2005          2004         2005        2004
                                                ----------    ----------    ----------    ----------    --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................    $   40,032    $    3,215    $   67,979    $   22,076    $ 12,814    $  5,143
  Reinvested capital gains..................        23,974        41,194        42,438        31,049      10,904      34,689
  Realized gain (loss)......................         5,294         7,673           445         2,830      (1,462)      2,704
  Unrealized gain (loss)....................       (44,701)       36,841       (69,735)       25,035     (74,510)      6,081
                                                ----------    ----------    ----------    ----------    --------    --------
     Net increase (decrease) in contract
       owners' equity from operations.......        24,599        88,923        41,127        80,990     (52,254)     48,617
                                                ----------    ----------    ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments................       285,904       223,364       397,753       298,120     116,198     110,912
  Transfers to & from fixed & other
     subaccounts............................       582,517       376,818       268,874       148,624     178,954     153,120
  Withdrawals, surrenders & death benefit
     payments...............................      (135,745)       (5,975)      (80,035)      (13,787)    (15,093)     (3,231)
  Surrender charges (note 2)................        (7,997)       (7,482)      (20,946)       (4,581)     (1,833)     (3,283)
  Cost of insurance & administrative fee
     (note 2)...............................      (103,961)      (70,668)     (106,435)     (109,659)    (43,001)    (28,896)
                                                ----------    ----------    ----------    ----------    --------    --------
     Net equity transactions................       620,718       516,057       459,211       318,717     235,225     228,622
                                                ----------    ----------    ----------    ----------    --------    --------
       Net change in contract owners'
          equity............................       645,317       604,980       500,338       399,707     182,971     277,239
Contract owners' equity:
  Beginning of period.......................     1,509,295       904,315     2,177,073     1,777,366     576,405     299,166
                                                ----------    ----------    ----------    ----------    --------    --------
  End of period.............................    $2,154,612    $1,509,295    $2,677,411    $2,177,073    $759,376    $576,405
                                                ==========    ==========    ==========    ==========    ========    ========
Change in units:
  Beginning units...........................       120,877        78,296       191,988       163,180      43,172      24,598
                                                ----------    ----------    ----------    ----------    --------    --------
  Units purchased...........................        82,517        66,513        85,480        68,703      26,869      26,530
  Units redeemed............................       (33,116)      (23,932)      (45,287)      (39,895)     (8,676)     (7,956)
                                                ----------    ----------    ----------    ----------    --------    --------
  Ending units..............................       170,278       120,877       232,181       191,988      61,365      43,172
                                                ==========    ==========    ==========    ==========    ========    ========

                                                CALVERT VARIABLE
                                                  SERIES, INC.
                                              --------------------
                                                 SOCIAL EQUITY
                                                   SUBACCOUNT
                                              --------------------
                                                2005        2004
                                              --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $ (2,183)   $ (1,895)
  Reinvested capital gains..................         0           0
  Realized gain (loss)......................     5,849       5,457
  Unrealized gain (loss)....................     8,991      15,089
                                              --------    --------
     Net increase (decrease) in contract
       owners' equity from operations.......    12,657      18,651
                                              --------    --------
Equity transactions:
  Contract purchase payments................    50,254      54,538
  Transfers to & from fixed & other
     subaccounts............................    (4,518)      7,458
  Withdrawals, surrenders & death benefit
     payments...............................   (15,038)    (14,461)
  Surrender charges (note 2)................    (6,119)     (4,144)
  Cost of insurance & administrative fee
     (note 2)...............................   (18,786)    (19,190)
                                              --------    --------
     Net equity transactions................     5,793      24,201
                                              --------    --------
       Net change in contract owners'
          equity............................    18,450      42,852
Contract owners' equity:
  Beginning of period.......................   308,249     265,397
                                              --------    --------
  End of period.............................  $326,699    $308,249
                                              ========    ========
Change in units:
  Beginning units...........................    42,268      38,706
                                              --------    --------
  Units purchased...........................     7,442      11,966
  Units redeemed............................    (6,539)     (8,404)
                                              --------    --------
  Ending units..............................    43,171      42,268
                                              ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                           DREYFUS VARIABLE
                                                           INVESTMENT FUND -
                                                             SERVICE CLASS                     ROYCE CAPITAL FUND
                                                          -------------------   -------------------------------------------------
                                                             APPRECIATION              SMALL-CAP                 MICRO-CAP
                                                              SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                          -------------------   -----------------------   -----------------------
                                                            2005       2004        2005         2004         2005         2004
                                                          --------   --------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $ (1,372)  $  1,223   $  (24,037)  $  (12,438)  $   (1,963)  $   (9,944)
  Reinvested capital gains..............................         0          0       41,023      135,931       31,677      126,406
  Realized gain (loss)..................................     1,718      1,806       56,334       13,041       14,543       14,767
  Unrealized gain (loss)................................     5,807      3,497      190,059      273,505      147,663       23,683
                                                          --------   --------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners' equity
      from operations...................................     6,153      6,526      263,379      410,039      191,920      154,912
                                                          --------   --------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments............................    23,521     14,488      516,097      298,398      328,174      280,399
  Transfers to & from fixed & other subaccounts.........    33,448     41,075      580,328    1,608,010      (34,341)   1,021,776
  Withdrawals, surrenders & death benefit payments......    (9,547)   (10,840)     (93,170)     (46,692)     (39,864)    (150,721)
  Surrender charges (note 2)............................      (351)   (10,268)      (9,202)     (17,035)      (8,304)      (2,571)
  Cost of insurance & administrative fee (note 2).......    (9,495)    (7,657)    (209,234)    (128,795)    (121,181)     (97,945)
                                                          --------   --------   ----------   ----------   ----------   ----------
     Net equity transactions............................    37,576     26,798      784,819    1,713,886      124,484    1,050,938
                                                          --------   --------   ----------   ----------   ----------   ----------
       Net change in contract owners' equity............    43,729     33,324    1,048,198    2,123,925      316,404    1,205,850
Contract owners' equity:
  Beginning of period...................................   173,249    139,925    2,857,176      733,251    1,755,352      549,502
                                                          --------   --------   ----------   ----------   ----------   ----------
  End of period.........................................  $216,978   $173,249   $3,905,374   $2,857,176   $2,071,756   $1,755,352
                                                          ========   ========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units.......................................    14,185     11,917      164,379       52,318      105,354       37,266
                                                          --------   --------   ----------   ----------   ----------   ----------
  Units purchased.......................................     5,046      5,295       99,099      136,754       44,439      106,351
  Units redeemed........................................    (2,040)    (3,027)     (54,962)     (24,693)     (37,551)     (38,263)
                                                          --------   --------   ----------   ----------   ----------   ----------
  Ending units..........................................    17,191     14,185      208,516      164,379      112,242      105,354
                                                          ========   ========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                     VAN KAMPEN UNIVERSAL
                                                                INSTITUTIONAL FUNDS - CLASS II
                                                            ---------------------------------------
                                                             CORE PLUS FIXED
                                                                 INCOME          U.S. REAL ESTATE                TOTAL
                                                               SUBACCOUNT           SUBACCOUNT                SUBACCOUNTS
                                                            -----------------   -------------------   ---------------------------
                                                             2005      2004       2005       2004         2005           2004
                                                            -------   -------   --------   --------   ------------   ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................   $ 1,857   $ 1,093   $  3,081   $    565   $   (176,723)  $   (535,481)
  Reinvested capital gains...............................       479        80     15,129      1,395      1,058,944        413,353
  Realized gain (loss)...................................        35         2     14,798        478        (56,090)    (1,964,810)
  Unrealized gain (loss).................................      (272)        5     65,825     46,081     14,562,244     24,294,041
                                                            -------   -------   --------   --------   ------------   ------------
     Net increase (decrease) in contract owners' equity
      from operations....................................     2,099     1,180     98,833     48,519     15,388,375     22,207,103
                                                            -------   -------   --------   --------   ------------   ------------
Equity transactions:
  Contract purchase payments.............................     7,557    11,618    161,474     50,212     33,679,725     34,937,710
  Transfers to & from fixed & other subaccounts..........    46,756     2,375    214,709    226,678     (2,591,223)    (2,560,520)
  Withdrawals, surrenders & death benefit payments.......         0    (1,199)   (18,834)         0    (12,183,843)    (8,433,832)
  Surrender charges (note 2).............................         0    (1,056)    (6,079)    (2,351)    (1,945,450)    (1,707,939)
  Cost of insurance & administrative fee (note 2)........    (2,573)   (1,312)   (38,432)    (9,712)   (13,987,297)   (13,919,262)
                                                            -------   -------   --------   --------   ------------   ------------
     Net equity transactions.............................    51,740    10,426    312,838    264,827      2,971,912      8,316,157
                                                            -------   -------   --------   --------   ------------   ------------
       Net change in contract owners' equity.............    53,839    11,606    411,671    313,346     18,360,287     30,523,260
Contract owners' equity:
  Beginning of period....................................    39,942    28,336    344,946     31,600    229,096,209    198,572,949
                                                            -------   -------   --------   --------   ------------   ------------
  End of period..........................................   $93,781   $39,942   $756,617   $344,946   $247,456,496   $229,096,209
                                                            =======   =======   ========   ========   ============   ============
Change in units:
  Beginning units........................................     3,346     2,452     19,904      2,463     13,490,268     12,760,165
                                                            -------   -------   --------   --------   ------------   ------------
  Units purchased........................................     4,730     1,196     26,500     18,249      4,264,963      4,561,493
  Units redeemed.........................................      (462)     (302)    (8,730)      (808)    (3,891,522)    (3,831,390)
                                                            -------   -------   --------   --------   ------------   ------------
  Ending units...........................................     7,614     3,346     37,674     19,904     13,863,709     13,490,268
                                                            =======   =======   ========   ========   ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance policies are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (ONLIC). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series (Institutional and Service Shares), Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds (Class I & II), Lazard Retirement Series Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund -- Service Class 2, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, The Prudential Series Fund, Inc., UBS Series Trust, PIMCO Variable Insurance Trust - Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund - Service Class, and Royce Capital Fund, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund), in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Net transfers to the ONLAC fixed portion of annuity contracts from the Account totaled approximately $2.6 million and $2.5 million for the periods ended December 31, 2005 and 2004, respectively.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable life payments differ according to the investment performance of the underlying mutual funds within the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts' assets for assuming those risks. Such charges will be assessed through the unit value calculation.

   Total premium expense charges in the Account amounted to approximately $1,548,159 and $1,604,939 for the periods ended December 31, 2005 and 2004, respectively.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,394,639 and $1,357,192 for the periods ended December 31, 2005 and 2004, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $550,810 and $350,751 for the periods ended December 31, 2005 and 2004, respectively.

   The table on the following pages illustrates product and contract level charges:

   The following basic charge is assessed through reduction of daily unit values:

   MORTALITY AND EXPENSE RISK FEES
   This basic charge is assessed through reduction of daily
     unit values...............................................               0.75%

   The following charges are assessed through the redemption of units:
   PREMIUM EXPENSE CHARGE
   Deducted from premiums upon receipt.........................          1.25% to 7.50%
   PREMIUM TAXES
   Deducted from premiums upon receipt. Variable depending on
     state of policy issue.....................................             0% to 4%
   SURRENDER FEES
   Of stated surrendered amount if surrendered in the first
     year. (per $1,000)........................................         $13.79 to $60.00
   TRANSFER FEES -- per transfer (currently no charge for the
     first 4 transfers each contract year).....................             $3 to $15
   ADMINISTRATIVE FEES
   Upon the partial surrender amount...........................      the lesser of $25 or 2%
   COST OF INSURANCE
   Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980
     Commissioner's Standard Ordinary Mortality tables. (per
     $1,000)...................................................         $.00008 to $83.33
   MAINTENANCE FEE
   Deducted monthly............................................             $5 to $10
   UNIT LOAD
   Deducted monthly. Charge is based on the issue age of the
     younger insured...........................................          $0.033 to $0.05
   DEATH BENEFIT GUARANTEE OPTION
   Deducted monthly.
   Stated amount for 10 year to age 70 guarantee (per
     $1,000)...................................................          $0.01 to $0.03
   Stated amount of the guarantee to maturity (per $1,000).....          $0.03 to $0.05

   The following charges for riders are assessed through the
   redemption of units:
   TERM RIDER
   Deducted monthly. Provides additional death benefit on the
     life of the policyholder. (per $1,000)....................          $0.06 to $83.33
   ADDITIONAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the
     life of another person. (per $1,000)......................          $0.05 to $83.33

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005


   SPOUSAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the
     life of the insured spouse. (per $1,000)..................          $0.05 to $83.33
   FAMILY TERM LIFE INSURANCE
   Deducted monthly. Provides term insurance coverage on all
     current and future children. Regardless of the number of
     children. (per $1,000)....................................               $0.44
   CONTINUATION OF COVERAGE RIDER
   Deducted monthly. Provides for payment of full death benefit
     past maturity date. (per $1,000)..........................          $0.00 to $0.90
   ACCIDENTAL DEATH BENEFIT
   Deducted monthly. Provides additional death benefit if
     insured's sole cause of death is an accident. (per
     $1,000)...................................................          $0.05 to $0.29
   LIFETIME ADVANTAGE RIDER
   Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of
     the death of the insured in the event of terminal illness.
     Reduction of remaining death benefit of the amount taken
     under the rider...........................................             up to 10%
   EXCHANGE OF LIFE INSURED -- per exchange
   Allows the insured life to be changed.......................                $75
   GUARANTEED PURCHASE OPTION
   Deducted monthly. Provides the right to purchase chosen
     amount of insurance coverage at certain dates without
     evidence of insurability. (per $1,000)....................          $0.00 to $0.19
   WAIVER OF STIPULATED PREMIUM FOR TOTAL DISABILITY
   Deducted monthly. Credits a stipulated premium to the policy
     if insured is totally disabled. (per $1,000)..............          $0.01 to $0.18
   PREFERRED LOAN RIDER
   Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges. Charge
     is equal to annual charge of 20% of assets................                20%
   JOINT TERM LIFE RIDER
   Deducted monthly. Provides for the purchase of additional
     second to die term insurance as part or your policy. (per
     $1,000)...................................................          $0.06 to $83.33
   DOUBLE COVERAGE RIDER
   Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four
     policy years. (per $1,000)................................          $0.06 to $83.33
   SINGLE TERM LIFE RIDER
   Deducted monthly. Allows you to purchase additional term
     life insurance on one of the insureds. (per $1,000).......          $0.05 to $83.33

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005


   FAMILY SPLIT OPTION RIDER
   Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law
     changes. (per $1,000).....................................               $0.05
   WAIVER OF PREMIUM AT FIRST DEATH
   Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per
     $1,000)...................................................          $0.001 to $2.12

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the policy holder upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLAC does not provide for income taxes within the Account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                     ------------   ----------   -----------   ---------   --------   ---------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2005.......................   1,076,945     $41.691234   $44,899,167     0.75%        5.32%      0.00%
        2004.......................   1,115,444     $39.586481   $44,156,493     0.75%       11.60%      0.05%
        2003.......................   1,104,141     $35.472941   $39,167,124     0.75%       43.27%      0.18%
        2002.......................   1,067,502     $24.758670   $26,429,923     0.75%      -19.35%      0.37%
        2001.......................   1,037,127     $30.697635   $31,837,334     0.75%       -9.12%      0.29%
   MONEY MARKET SUBACCOUNT
        2005.......................     283,780     $20.291481   $ 5,758,315     0.75%        2.17%      2.90%
        2004.......................     298,992     $19.860155   $ 5,938,037     0.75%        0.26%      0.98%
        2003.......................     353,266     $19.809334   $ 6,997,967     0.75%       -0.01%      0.74%
        2002.......................     398,887     $19.811256   $ 7,902,447     0.75%        0.63%      1.37%
        2001.......................     461,183     $19.686696   $ 9,079,178     0.75%        3.03%      3.36%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                     ------------   ----------   -----------   ---------   --------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BOND SUBACCOUNT
        2005.......................     140,106     $29.158375   $ 4,085,264     0.75%       -0.33%      3.52%
        2004.......................     140,403     $29.254168   $ 4,107,370     0.75%        5.10%      0.00%
        2003.......................     140,154     $27.835240   $ 3,901,225     0.75%        9.64%      5.51%
        2002.......................     167,865     $25.388188   $ 4,261,796     0.75%        7.85%      6.15%
        2001.......................     137,657     $23.540985   $ 3,240,586     0.75%        7.61%      6.33%
   OMNI SUBACCOUNT
        2005.......................     304,917     $25.084590   $ 7,648,711     0.75%        8.67%      1.27%
        2004.......................     319,625     $23.082652   $ 7,377,798     0.75%        6.32%      1.40%
        2003.......................     326,920     $21.711194   $ 7,097,831     0.75%       25.26%      1.79%
        2002.......................     327,405     $17.333070   $ 5,674,927     0.75%      -23.35%      1.90%
        2001.......................     346,979     $22.613117   $ 7,846,269     0.75%      -13.72%      1.87%
   INTERNATIONAL SUBACCOUNT
        2005.......................     689,303     $19.950101   $13,751,671     0.75%        8.59%      0.05%
        2004.......................     717,207     $18.372753   $13,177,060     0.75%       12.13%      0.00%
        2003.......................     743,455     $16.385097   $12,181,577     0.75%       31.61%      0.45%
        2002.......................     788,602     $12.449979   $ 9,818,084     0.75%      -21.24%      0.26%
        2001.......................     802,998     $15.807388   $12,693,302     0.75%      -30.09%      0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2005.......................     474,815     $30.311926   $14,392,556     0.75%        4.49%      0.52%
        2004.......................     512,253     $29.010746   $14,860,835     0.75%       11.66%      0.39%
        2003.......................     530,787     $25.981078   $13,790,419     0.75%       30.55%      0.26%
        2002.......................     542,265     $19.901620   $10,791,945     0.75%      -20.74%      0.21%
        2001.......................     486,036     $25.110741   $12,204,712     0.75%        8.88%      0.49%
   DISCOVERY SUBACCOUNT
        2005.......................     522,833     $27.358941   $14,304,152     0.75%       -0.74%      0.00%
        2004.......................     577,630     $27.563471   $15,921,500     0.75%       10.10%      0.00%
        2003.......................     615,441     $25.034018   $15,406,962     0.75%       36.64%      0.00%
        2002.......................     626,936     $18.320952   $11,486,056     0.75%      -33.24%      0.00%
        2001.......................     617,079     $27.442162   $16,933,981     0.75%      -18.97%      0.00%
   INTERNATIONAL SMALL COMPANY SUBACCOUNT
        2005.......................     246,867     $27.310581   $ 6,742,084     0.75%       28.04%      0.51%
        2004.......................     227,029     $21.329995   $ 4,842,536     0.75%       19.97%      1.06%
        2003.......................     232,660     $17.779440   $ 4,136,571     0.75%       52.77%      0.22%
        2002.......................     222,020     $11.638006   $ 2,583,865     0.75%      -15.64%      0.00%
        2001.......................     214,315     $13.796036   $ 2,956,702     0.75%      -29.80%      0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
        2005.......................     400,343     $ 8.780066   $ 3,515,038     0.75%       12.44%      0.02%
        2004.......................     418,847     $ 7.808681   $ 3,270,643     0.75%        8.14%      0.00%
        2003.......................     417,152     $ 7.220579   $ 3,012,081     0.75%       30.51%      0.00%
        2002.......................     422,595     $ 5.532464   $ 2,337,993     0.75%      -28.45%      0.00%
        2001.......................     372,206     $ 7.732644   $ 2,878,135     0.75%      -32.32%      1.10%
   SMALL CAP GROWTH SUBACCOUNT
        2005.......................     234,344     $12.424239   $ 2,911,548     0.75%        5.69%      0.00%
        2004.......................     246,276     $11.755440   $ 2,895,083     0.75%       10.61%      0.00%
        2003.......................     255,980     $10.627603   $ 2,720,454     0.75%       44.27%      0.00%
        2002.......................     263,778     $ 7.366641   $ 1,943,156     0.75%      -29.65%      0.00%
        2001.......................     255,827     $10.471667   $ 2,678,934     0.75%      -39.95%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ----------   -----------   ---------   --------   ---------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MID CAP OPPORTUNITY SUBACCOUNT
        2005.......................     590,403     $24.069390   $14,210,645     0.75%        9.17%      0.00%
        2004.......................     657,075     $22.048624   $14,487,599     0.75%       12.71%      0.00%
        2003.......................     690,056     $19.562124   $13,498,964     0.75%       45.25%      0.04%
        2002.......................     680,877     $13.467665   $ 9,169,820     0.75%      -26.18%      0.00%
        2001.......................     678,248     $18.244681   $12,374,416     0.75%      -13.48%      1.28%
   S&P 500 INDEX SUBACCOUNT
        2005.......................   1,389,817     $17.954296   $24,953,182     0.75%        3.69%      1.02%
        2004.......................   1,435,557     $17.315314   $24,857,125     0.75%        9.48%      1.15%
        2003.......................   1,429,233     $15.816000   $22,604,745     0.75%       26.89%      1.22%
        2002.......................   1,297,802     $12.464522   $16,176,487     0.75%      -23.21%      1.13%
        2001.......................   1,126,657     $16.230974   $18,286,748     0.75%      -13.98%      2.06%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 4)
        2002.......................      42,878     $ 5.501551   $   235,893     0.75%      -28.85%      0.00%
        2001.......................      39,607     $ 7.732189   $   306,252     0.75%      -20.38%      0.00%
   BLUE CHIP SUBACCOUNT
        2005.......................     135,446     $11.231078   $ 1,521,209     0.75%        3.96%      1.01%
        2004.......................     131,968     $10.803433   $ 1,425,703     0.75%        8.78%      1.36%
        2003.......................     131,115     $ 9.931007   $ 1,302,108     0.75%       25.64%      1.43%
        2002.......................      75,011     $ 7.904297   $   592,912     0.75%      -20.03%      0.92%
        2001.......................      60,504     $ 9.884110   $   598,028     0.75%       -4.94%      0.67%
   EQUITY INCOME SUBACCOUNT (NOTE 4)
        2002.......................      37,905     $ 6.518672   $   247,089     0.75%      -21.47%      1.51%
        2001.......................      18,267     $ 8.300559   $   151,628     0.75%      -12.48%      1.57%
   HIGH INCOME BOND SUBACCOUNT
        2005.......................     149,366     $13.866829   $ 2,071,229     0.75%        2.23%      5.52%
        2004.......................     109,023     $13.564645   $ 1,478,859     0.75%        9.84%      0.37%
        2003.......................      80,651     $12.348929   $   995,958     0.75%       21.87%      7.84%
        2002.......................      57,364     $10.132594   $   581,243     0.75%        3.17%     10.84%
        2001.......................      25,230     $ 9.821229   $   247,785     0.75%        3.50%     13.23%
   CAPITAL GROWTH SUBACCOUNT
        2005.......................     266,131     $ 8.556401   $ 2,277,123     0.75%        1.86%      0.00%
        2004.......................     270,898     $ 8.400468   $ 2,275,671     0.75%       18.81%      0.00%
        2003.......................     274,649     $ 7.070243   $ 1,941,834     0.75%       39.06%      0.00%
        2002.......................     237,616     $ 5.084446   $ 1,208,144     0.75%      -42.49%      0.00%
        2001.......................     204,936     $ 8.841553   $ 1,811,952     0.75%      -15.24%      0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2005.......................     201,827     $ 4.867444   $   982,382     0.75%        0.68%      0.00%
        2004.......................     191,727     $ 4.834448   $   926,893     0.75%        9.18%      0.00%
        2003.......................     212,661     $ 4.427988   $   941,659     0.75%       46.76%      0.00%
        2002.......................      69,005     $ 3.017132   $   208,198     0.75%      -37.80%      0.00%
        2001.......................      40,660     $ 4.850717   $   197,228     0.75%      -33.16%      0.00%
   BRISTOL SUBACCOUNT
        2005.......................      33,723     $12.389330   $   417,800     0.75%       11.20%      0.00%
        2004.......................      18,117     $11.141823   $   201,858     0.75%        7.81%      1.49%
        2003.......................       8,607     $10.334381   $    88,949     0.75%       31.47%      0.51%
        2002.......................       3,479     $ 7.860542   $    27,345     0.75%      -21.39%      0.00%     5/1/02

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ----------   -----------   ---------   --------   ---------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BRYTON GROWTH SUBACCOUNT
        2005.......................      34,242     $10.178901   $   348,548     0.75%        3.53%      0.02%
        2004.......................      28,613     $ 9.831775   $   281,321     0.75%        6.70%      0.00%
        2003.......................      19,708     $ 9.214372   $   181,597     0.75%       34.60%      0.00%
        2002.......................       2,144     $ 6.845612   $    14,677     0.75%      -31.54%      0.00%     5/1/02
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   LARGE CAP GROWTH SUBACCOUNT
        2005.......................     798,848     $ 8.336624   $ 6,659,694     0.75%        3.51%      0.34%
        2004.......................     835,071     $ 8.053696   $ 6,725,404     0.75%        3.74%      0.15%
        2003.......................     897,138     $ 7.763542   $ 6,964,970     0.75%       30.75%      0.10%
        2002.......................     880,663     $ 5.937630   $ 5,229,053     0.75%      -27.06%      0.00%
        2001.......................     849,118     $ 8.140145   $ 6,911,944     0.75%      -25.30%      0.07%
   WORLDWIDE GROWTH SUBACCOUNT
        2005.......................     394,041     $ 9.646792   $ 3,801,236     0.75%        5.08%      1.37%
        2004.......................     456,543     $ 9.180474   $ 4,191,284     0.75%        4.00%      0.99%
        2003.......................     519,631     $ 8.827598   $ 4,587,094     0.75%       23.07%      1.11%
        2002.......................     558,895     $ 7.172911   $ 4,008,905     0.75%      -26.06%      0.91%
        2001.......................     586,165     $ 9.700598   $ 5,686,148     0.75%      -23.02%      0.44%
   BALANCED SUBACCOUNT
        2005.......................     321,036     $12.284544   $ 3,943,786     0.75%        7.15%      2.27%
        2004.......................     338,523     $11.464965   $ 3,881,149     0.75%        7.72%      2.27%
        2003.......................     354,790     $10.643572   $ 3,776,235     0.75%       13.20%      2.21%
        2002.......................     367,869     $ 9.402358   $ 3,458,833     0.75%       -7.14%      2.69%
        2001.......................     265,788     $10.125474   $ 2,691,224     0.75%       -5.38%      2.81%
   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4):
   OPPORTUNITY SUBACCOUNT
        2005.......................     113,698     $14.012614   $ 1,593,212     0.75%        7.08%      0.00%
        2004.......................     132,025     $13.085651   $ 1,727,637     0.75%       17.34%      0.00%
        2003.......................     158,569     $11.152086   $ 1,768,379     0.75%       35.99%      0.08%
        2002.......................     169,102     $ 8.200818   $ 1,386,777     0.75%      -27.36%      0.52%
        2001.......................     101,329     $11.290309   $ 1,144,032     0.75%       -4.42%      0.54%
   MULTI CAP VALUE SUBACCOUNT
        2005.......................      24,589     $15.979789   $   392,921     0.75%       15.64%      0.37%
        2004.......................      24,011     $13.818954   $   331,802     0.75%       15.89%      0.00%
        2003.......................      31,274     $11.923738   $   372,905     0.75%       37.37%      0.11%
        2002.......................      31,350     $ 8.680263   $   272,130     0.75%      -23.73%      0.51%
        2001.......................      29,908     $11.381305   $   340,388     0.75%        3.34%      0.00%
   DISCOVERY SUBACCOUNT
        2005.......................     271,913     $ 7.975050   $ 2,168,523     0.75%       15.20%      0.00%     4/8/05
   STRONG VARIABLE INSURANCE FUNDS, INC. (NOTE
   4):
   MID CAP GROWTH II SUBACCOUNT
        2004.......................     286,088     $ 7.330807   $ 2,097,254     0.75%       18.27%      0.00%
        2003.......................     317,008     $ 6.198555   $ 1,964,993     0.75%       33.22%      0.00%
        2002.......................     285,484     $ 4.653023   $ 1,328,365     0.75%      -38.01%      0.00%
        2001.......................     233,869     $ 7.506339   $ 1,755,503     0.75%      -31.29%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                     ------------   ----------   -----------   ---------   --------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2005.......................     189,865     $10.776721   $ 2,046,122     0.75%        3.16%      1.77%
        2004.......................     157,667     $10.446877   $ 1,647,124     0.75%       17.91%      1.86%
        2003.......................     124,784     $ 8.859945   $ 1,105,580     0.75%       23.44%      1.49%
        2002.......................     108,055     $ 7.177819   $   775,602     0.75%      -12.00%      1.48%
        2001.......................     101,805     $ 8.156502   $   830,372     0.75%      -10.02%      0.46%
   CORE U.S. EQUITY SUBACCOUNT
        2005.......................      48,607     $10.298596   $   500,588     0.75%        5.72%      0.79%
        2004.......................      42,485     $ 9.741352   $   413,858     0.75%       14.08%      1.33%
        2003.......................      31,071     $ 8.538810   $   265,308     0.75%       28.51%      0.75%
        2002.......................      31,068     $ 6.644373   $   206,427     0.75%      -22.48%      0.76%
        2001.......................      15,789     $ 8.570796   $   135,321     0.75%      -12.60%      0.56%
   CAPITAL GROWTH SUBACCOUNT
        2005.......................      56,207     $ 8.851025   $   497,491     0.75%        2.18%      0.16%
        2004.......................      51,544     $ 8.662395   $   446,495     0.75%        8.27%      0.76%
        2003.......................      48,744     $ 8.000482   $   389,972     0.75%       22.82%      0.28%
        2002.......................      43,293     $ 6.514163   $   282,017     0.75%      -24.90%      0.22%
        2001.......................      29,300     $ 8.673416   $   254,132     0.75%      -15.10%      0.18%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
   U.S. REAL ESTATE SUBACCOUNT
        2005.......................      66,872     $30.021844   $ 2,007,618     0.75%       16.18%      1.15%
        2004.......................      55,907     $25.840150   $ 1,444,635     0.75%       35.38%      1.55%
        2003.......................      30,017     $19.087498   $   572,957     0.75%       36.49%      0.00%
        2002.......................      23,213     $13.984648   $   324,620     0.75%       -1.53%      3.96%
        2001.......................      18,883     $14.201310   $   268,159     0.75%        9.02%      3.64%
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
        2005.......................     201,521     $22.633816   $ 4,561,184     0.75%       39.73%      0.32%
        2004.......................     155,868     $16.198029   $ 2,524,762     0.75%       29.61%      0.67%
        2003.......................     122,395     $12.497189   $ 1,529,594     0.75%       51.80%      0.06%
        2002.......................      96,494     $ 8.232580   $   794,394     0.75%       -2.23%      0.61%
        2001.......................      76,516     $ 8.420653   $   644,315     0.75%       -5.79%      0.50%
   SMALL CAP SUBACCOUNT
        2005.......................     232,072     $19.539765   $ 4,534,626     0.75%        3.22%      0.00%
        2004.......................     215,959     $18.929703   $ 4,088,038     0.75%       14.03%      0.00%
        2003.......................     228,798     $16.600558   $ 3,798,176     0.75%       36.20%      0.00%
        2002.......................     202,846     $12.188342   $ 2,472,361     0.75%      -18.29%      0.00%
        2001.......................     109,560     $14.916457   $ 1,634,246     0.75%       17.74%      0.13%
   OLD MUTUAL INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2005.......................     104,666     $ 1.949881   $   204,086     0.75%        9.10%      0.00%
        2004.......................     108,826     $ 1.787272   $   194,503     0.75%        5.63%      0.00%
        2003.......................     109,516     $ 1.692039   $   185,305     0.75%       44.25%      0.00%
        2002.......................      81,354     $ 1.172959   $    95,425     0.75%      -54.33%      0.00%
        2001.......................      45,848     $ 2.568427   $   117,758     0.75%      -52.68%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ----------   -----------   ---------   --------   ---------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
   2:
   VIP MID CAP SUBACCOUNT
        2005.......................     527,304     $17.901727   $ 9,439,649     0.75%       17.14%      0.00%
        2004.......................     430,075     $15.282343   $ 6,572,554     0.75%       23.73%      0.00%
        2003.......................     281,491     $12.351746   $ 3,476,901     0.75%       37.22%      0.22%
        2002.......................     191,244     $ 9.001224   $ 1,721,434     0.75%      -10.69%      0.46%
        2001.......................      46,248     $10.079181   $   466,140     0.75%       -4.24%      0.00%
   VIP CONTRAFUND SUBACCOUNT
        2005.......................     491,007     $12.812915   $ 6,291,228     0.75%       15.78%      0.11%
        2004.......................     346,354     $11.066510   $ 3,832,933     0.75%       14.30%      0.18%
        2003.......................     208,277     $ 9.682016   $ 2,016,537     0.75%       27.24%      0.25%
        2002.......................     136,760     $ 7.609122   $ 1,040,627     0.75%      -10.28%      0.49%
        2001.......................      48,378     $ 8.480711   $   410,277     0.75%      -13.12%      0.07%
   VIP GROWTH SUBACCOUNT
        2005.......................     223,201     $ 7.270740   $ 1,622,834     0.75%        4.72%      0.25%
        2004.......................     195,135     $ 6.943076   $ 1,354,834     0.75%        2.35%      0.12%
        2003.......................     130,832     $ 6.783468   $   887,494     0.75%       31.56%      0.10%
        2002.......................      94,176     $ 5.156370   $   485,609     0.75%      -30.82%      0.11%
        2001.......................      44,978     $ 7.453054   $   335,222     0.75%      -18.48%      0.02%
   VIP EQUITY-INCOME SUBACCOUNT
        2005.......................     119,231     $12.914083   $ 1,539,756     0.75%        4.79%      1.24%
        2004.......................      85,443     $12.324168   $ 1,053,017     0.75%       10.40%      0.37%
        2003.......................       1,468     $11.162872   $    16,383     0.75%       11.63%      0.00%    10/1/03
   JANUS ASPEN SERIES -- SERVICE SHARES:
   LARGE CAP GROWTH SUBACCOUNT
        2005.......................     271,566     $ 6.706614   $ 1,821,290     0.75%        3.24%      0.13%
        2004.......................     272,210     $ 6.496077   $ 1,768,298     0.75%        3.42%      0.00%
        2003.......................     261,637     $ 6.281021   $ 1,643,344     0.75%       30.51%      0.00%
        2002.......................     216,781     $ 4.812521   $ 1,043,263     0.75%      -27.27%      0.00%
        2001.......................     158,049     $ 6.616731   $ 1,045,766     0.75%      -25.46%      0.00%
   WORLDWIDE GROWTH SUBACCOUNT
        2005.......................     313,310     $ 6.911422   $ 2,165,419     0.75%        4.78%      1.21%
        2004.......................     329,032     $ 6.595879   $ 2,170,252     0.75%        3.75%      0.94%
        2003.......................     309,465     $ 6.357622   $ 1,967,460     0.75%       22.76%      0.87%
        2002.......................     270,776     $ 5.178897   $ 1,402,323     0.75%      -26.26%      0.68%
        2001.......................     158,107     $ 7.023270   $ 1,110,428     0.75%      -23.20%      0.33%
   BALANCED SUBACCOUNT
        2005.......................     319,554     $11.308434   $ 3,613,653     0.75%        6.86%      2.09%
        2004.......................     321,668     $10.582332   $ 3,403,995     0.75%        7.48%      2.31%
        2003.......................     315,006     $ 9.845411   $ 3,101,364     0.75%       12.88%      1.87%
        2002.......................     295,782     $ 8.722353   $ 2,579,913     0.75%       -7.37%      2.29%
        2001.......................     132,477     $ 9.416226   $ 1,247,432     0.75%       -5.62%      2.64%
   INTERNATIONAL GROWTH SUBACCOUNT
        2005.......................      54,451     $19.651388   $ 1,070,037     0.75%       30.96%      1.27%
        2004.......................      19,533     $15.005571   $   293,109     0.75%       17.80%      1.02%
        2003.......................       3,484     $12.738082   $    44,381     0.75%       33.53%      0.99%
        2002.......................          77     $ 9.539312   $       738     0.75%       -4.61%      0.54%     8/1/02

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ----------   -----------   ---------   --------   ---------   ---------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2005.......................      30,021     $15.216217   $   456,799     0.75%        2.65%      0.00%
        2004.......................      27,823     $14.823647   $   412,444     0.75%       26.22%      0.00%
        2003.......................       6,715     $11.744213   $    78,865     0.75%       34.97%      0.00%
        2002.......................       4,868     $ 8.701600   $    42,361     0.75%      -22.24%      0.22%
        2001.......................          13     $11.189680   $       143     0.75%       11.90%      0.00%    11/1/01
   MID CAP VALUE SUBACCOUNT
        2005.......................     170,276     $18.390898   $ 3,131,530     0.75%        8.40%      0.18%
        2004.......................     111,349     $16.965568   $ 1,889,093     0.75%       20.16%      0.25%
        2003.......................      62,767     $14.119621   $   886,253     0.75%       28.66%      0.16%
        2002.......................      15,582     $10.974191   $   171,000     0.75%        0.07%      0.02%
        2001.......................         422     $10.966816   $     4,626     0.75%        9.67%      0.00%    11/1/01
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2005.......................      11,511     $11.389123   $   131,099     0.75%        4.25%      0.00%
        2004.......................      11,528     $10.924674   $   125,941     0.75%        5.42%      0.00%
        2003.......................       9,200     $10.363340   $    95,345     0.75%       32.44%      0.00%
        2002.......................       4,625     $ 7.825056   $    36,190     0.75%      -32.31%      0.00%
        2001.......................         230     $11.559996   $     2,657     0.75%       15.60%      0.00%    11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
        2005.......................      24,626     $10.473357   $   257,913     0.75%        3.45%      0.14%
        2004.......................      21,020     $10.123793   $   212,807     0.75%        8.17%      0.00%
        2003.......................       9,471     $ 9.359017   $    88,638     0.75%       21.69%      0.00%
        2002.......................       4,393     $ 7.690730   $    33,784     0.75%      -28.25%      0.00%
        2001.......................         461     $10.719368   $     4,943     0.75%        7.19%      0.00%    11/1/01
   MID CAP GROWTH SUBACCOUNT
        2005.......................      38,984     $ 9.802503   $   382,143     0.75%        2.09%      0.00%
        2004.......................      28,148     $ 9.601466   $   270,264     0.75%       13.53%      0.00%
        2003.......................      13,799     $ 8.457559   $   116,710     0.75%       35.59%      0.00%
        2002.......................       1,438     $ 6.237515   $     8,969     0.75%      -43.86%      0.00%
        2001.......................         111     $11.109985   $     1,238     0.75%       11.10%      0.00%    11/1/01
   TOTAL RETURN SUBACCOUNT
        2005.......................     345,393     $12.460142   $ 4,303,647     0.75%        1.84%      1.75%
        2004.......................     292,490     $12.235474   $ 3,578,753     0.75%       10.20%      1.46%
        2003.......................     187,961     $11.103088   $ 2,086,953     0.75%       15.14%      1.31%
        2002.......................      79,742     $ 9.642978   $   768,947     0.75%       -6.06%      1.27%
        2001.......................       4,834     $10.264559   $    49,624     0.75%        2.65%      0.00%    11/1/01
   THE PRUDENTIAL SERIES FUND, INC:
   JENNISON SUBACCOUNT
        2005.......................       6,157     $15.172293   $    93,423     0.75%       13.18%      0.00%
        2004.......................       5,796     $13.405738   $    77,699     0.75%        8.40%      0.05%
        2003.......................       3,117     $12.366554   $    38,545     0.75%       28.64%      0.00%
        2002.......................         395     $ 9.613094   $     3,794     0.75%       -3.87%      0.00%     8/1/02
   JENNISON 20/20 FOCUS SUBACCOUNT
        2005.......................      21,576     $17.694532   $   381,776     0.75%       20.36%      0.00%
        2004.......................       4,848     $14.701350   $    71,278     0.75%       14.52%      0.00%
        2003.......................         901     $12.837748   $    11,562     0.75%       27.84%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                     ACCUMULATION   VALUE PER       FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ----------   -----------   ---------   --------   ---------   ---------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
        2005.......................       6,166     $14.594031   $    89,985     0.75%        5.81%      1.13%
        2004.......................       5,142     $13.792909   $    70,922     0.75%        9.55%      0.57%
        2003.......................       3,007     $12.590041   $    37,863     0.75%       26.42%      0.49%
        2002.......................       1,316     $ 9.958652   $    13,102     0.75%       -0.41%      0.00%     8/1/02
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
        2005.......................     170,278     $12.653512   $ 2,154,612     0.75%        1.34%      2.84%
        2004.......................     120,877     $12.486194   $ 1,509,295     0.75%        8.11%      1.02%
        2003.......................      78,296     $11.549961   $   904,315     0.75%        8.04%      2.74%
        2002.......................      20,344     $10.690019   $   217,475     0.75%        6.90%      1.40%     8/1/02
   TOTAL RETURN SUBACCOUNT
        2005.......................     232,181     $11.531564   $ 2,677,411     0.75%        1.69%      3.45%
        2004.......................     191,988     $11.339607   $ 2,177,073     0.75%        4.11%      1.89%
        2003.......................     163,180     $10.892084   $ 1,777,366     0.75%        4.26%      2.69%
        2002.......................      32,651     $10.446748   $   341,102     0.75%        4.47%      1.38%     8/1/02
   GLOBAL BOND SUBACCOUNT
        2005.......................      61,365     $12.374657   $   759,376     0.75%       -7.32%      2.55%
        2004.......................      43,172     $13.351423   $   576,405     0.75%        9.78%      1.86%
        2003.......................      24,598     $12.162240   $   299,166     0.75%       13.59%      2.10%
        2002.......................       2,013     $10.707431   $    21,551     0.75%        7.07%      0.68%     8/1/02
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 4)
        2005.......................      43,171     $ 7.567533   $   326,699     0.75%        3.77%      0.06%
        2004.......................      42,268     $ 7.292769   $   308,249     0.75%        6.36%      0.08%
        2003.......................      38,706     $ 6.856813   $   265,397     0.75%       17.23%      0.02%     5/2/03
   DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS:
   APPRECIATION SUBACCOUNT
        2005.......................      17,191     $12.621575   $   216,978     0.75%        3.34%      0.00%
        2004.......................      14,185     $12.213093   $   173,249     0.75%        4.01%      1.51%
        2003.......................      11,917     $11.741767   $   139,925     0.75%       17.42%      3.21%     5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2005.......................     208,516     $18.729410   $ 3,905,374     0.75%        7.75%      0.00%
        2004.......................     164,379     $17.381640   $ 2,857,176     0.75%       24.02%      0.00%
        2003.......................      52,318     $14.015231   $   733,251     0.75%       40.15%      0.00%     5/1/03
   MICRO-CAP SUBACCOUNT
        2005.......................     112,242     $18.457897   $ 2,071,756     0.75%       10.78%      0.60%
        2004.......................     105,354     $16.661540   $ 1,755,352     0.75%       13.00%      0.00%
        2003.......................      37,266     $14.745218   $   549,502     0.75%       47.45%      0.00%     5/1/03
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
        2005.......................       7,614     $12.316267   $    93,781     0.75%        3.16%      3.47%
        2004.......................       3,346     $11.938729   $    39,942     0.75%        3.30%      3.85%
        2003.......................       2,452     $11.557769   $    28,336     0.75%       15.58%      0.04%     5/2/03
   U.S. REAL ESTATE SUBACCOUNT
        2005.......................      37,674     $20.083444   $   756,617     0.75%       15.88%      1.14%
        2004.......................      19,904     $17.330581   $   344,946     0.75%       35.06%      1.06%
        2003.......................       2,463     $12.832128   $    31,600     0.75%       28.32%      0.00%     5/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   ------------------

     * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

    ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio exclude those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT R

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Assurance Corporation and
 Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

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Ohio National Variable Account R
Post Office Box 371
Cincinnati, Ohio 45201

Form 1324 Rev. 2-06